UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 02402

John Hancock Sovereign Bond Fund

(Exact name of registrant as specified in charter) Berkeley Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	May 31
Date of reporting period:	May 31, 2023

ITEM 1. REPORT TO STOCKHOLDERS

Annual report
John Hancock
Bond Fund
Fixed income
May 31, 2023

A message to shareholders
Note: Effective June 29, 2023, Kristie M. Feinberg is the President of the John Hancock funds.
Dear shareholder,
Global fixed-income markets declined during the 12 months ended May 31, 2023. Key factors included high inflation levels and efforts by the world’s central banks to curb the inflationary pressures. Although inflation in most regions of the world peaked early on during the period, it remained well above historical averages, so central banks stayed vigilant throughout the 12 months. As a result, benchmark interest rates in many countries reached their highest levels in more than a decade.
In this environment, global bond yields rose sharply, putting significant downward pressure on bond prices. Short-term bond yields rose the most, reflecting the central bank rate hikes. On a regional basis, North American bond markets held up the best, while European markets declined the most. From a sector perspective, high-yield corporate bonds posted the best returns, while government securities lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Bond Fund

2	Your fund at a glance
5	Management’s discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund’s investments
45	Financial statements
49	Financial highlights
56	Notes to financial statements
68	Report of independent registered public accounting firm
69	Tax information
70	Statement regarding liquidity risk management
72	Trustees and Officers
76	More information
ANNUAL REPORT | JOHN HANCOCK BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with prudent investment risk.
AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/2023 (%)

The Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK BOND FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, lost ground for the period
The U.S. Federal Reserve raised interest rates aggressively in an effort to reduce inflation, weighing on all segments of the fixed-income market.
At a time of poor price performance, yield was a significant driver of returns across categories
High-yield and investment-grade corporates outpaced the broader market, while U.S. Treasuries and agency mortgage-backed securities lagged.
The fund underperformed its benchmark
Security selection and yield curve positioning detracted from results, while asset allocation contributed.
PORTFOLIO COMPOSITION AS OF 5/31/2023 (% of net assets)

ANNUAL REPORT | JOHN HANCOCK BOND FUND	3

QUALITY COMPOSITION AS OF 5/31/2023 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-23 and do not reflect subsequent downgrades or upgrades, if any.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK BOND FUND | ANNUAL REPORT

Management’s discussion of fund performance
How would you describe the investment backdrop during the 12 months ended May 31, 2023?
The fixed-income market lost ground, with the adverse affect of falling prices offsetting the contribution from income. Bonds came under pressure from the U.S. Federal Reserve’s (Fed’s) effort to counter elevated inflation by raising interest rates aggressively and ending its quantitative easing program. The bulk of the downturn occurred in the first half of the period due to the open-ended nature of the Fed’s rate increases in this time. However, performance improved somewhat from late 2022 onward as investors began to look ahead to the point at which the Fed could stop tightening policy. While all categories of the market faced headwinds from these developments, high-yield and investment-grade corporate bonds outperformed government issues due primarily to the larger contribution from income. On the other hand, U.S. Treasuries and agency mortgage-backed securities (MBS) lagged.
What elements of the fund’s positioning helped and hurt results?
The fund posted a loss and underperformed its benchmark. Security selection was a modest detractor from relative performance, with shortfalls in agency MBS, emerging-market bonds, and U.S. Treasuries outweighing stronger results in investment-grade corporates. Yield curve positioning also detracted, primarily due to an underweight in the 20-year segment. Asset allocation was a net positive, highlighted by an out-of-benchmark position in high yield bonds, an overweight in asset-backed securities (ABS), and an underweight in agency MBS.
We moved the portfolio in a more defensive direction throughout the course of the period in response to the uncertain investment backdrop. As part of this process, we reduced the extent of the fund’s overweight allocations to high-yield and investment-grade corporate bonds. In each category, the majority of the reduction occurred in the economically sensitive industrials sector. An emphasis on defensiveness also prompted us to maintain a higher-quality bias in high yield, as well as a focus on shorter-term debt within investment-grade corporates.
We also reduced the positions in ABS, commercial MBS, and nonagency MBS and redeployed the majority of the proceeds into agency MBS. In our view, agency MBS offered an attractive relative value and were a source of higher quality in a
ANNUAL REPORT | JOHN HANCOCK BOND FUND	5

challenging environment. The fund finished the period with an overweight in this area after having been underweight for a multi-year period.
We kept duration (interest-rate sensitivity) neutral to that of the benchmark throughout most of the year. Although the market began to price in the likelihood of rate cuts in 2023, we remained cautious about the possibility that rates could stay elevated for an extended period given the Fed’s continued emphasis on fighting inflation. With this said, we believe that the peak in interest rates may be behind us. We therefore began to position for the next phase of the cycle by starting to move the portfolio toward intermediate-term maturities that are likely to benefit from a steepening yield curve.
While we always emphasize bottom-up security selection, we believe it is particularly important now since the problems in the banking sector have begun to show the potentially adverse impact of sharply rising rates. Given that certain areas of the corporate credit market tend to outperform in recessionary environments, we think the ability to identify issuers with strong fundamentals—while avoiding those that may face pressure from weaker economic conditions—is essential.
MANAGED BY

Howard C. Greene, CFA
Jeffrey N. Given, CFA
Connor Minnaar, CFA
Pranay Sonalkar
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
6	JOHN HANCOCK BOND FUND | ANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2023

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	5-year	10-year	as of 5-31-23	as of 5-31-23
Class A	-6.57	0.16	1.33	0.79	14.12	4.09	4.09
Class C	-4.28	0.27	1.03	1.37	10.83	3.56	3.55
Class I1	-2.44	1.27	2.05	6.54	22.50	4.57	4.56
Class R2[1]	-2.81	0.88	1.66	4.50	17.84	4.17	4.16
Class R4[1,2]	-2.64	1.12	1.88	5.74	20.43	4.44	4.33
Class R6[1]	-2.32	1.39	2.17	7.14	23.95	4.69	4.68
Class NAV[1,2]	-2.38	1.38	2.07	7.12	22.71	4.70	4.69
Index††	-2.14	0.81	1.39	4.13	14.86	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until September 30, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	0.76	1.46	0.46	0.86	0.71	0.36	0.35
Net (%)	0.76	1.46	0.46	0.85	0.60	0.35	0.34
Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index is the Bloomberg U.S. Aggregate Bond Index.
See the following page for footnotes.
ANNUAL REPORT | JOHN HANCOCK BOND FUND	7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg U.S. Aggregate Bond Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	5-31-13	11,083	11,083	11,486
Class I1	5-31-13	12,250	12,250	11,486
Class R2[1]	5-31-13	11,784	11,784	11,486
Class R4[1,2]	5-31-13	12,043	12,043	11,486
Class R6[1]	5-31-13	12,395	12,395	11,486
Class NAV[1,2]	5-31-13	12,271	12,271	11,486
The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.
The Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	Class R4 and Class NAV shares were first offered on 3-27-15 and 8-31-15, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
8	JOHN HANCOCK BOND FUND | ANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2022, with the same investment held until May 31, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2022, with the same investment held until May 31, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK BOND FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2022	Ending value on 5-31-2023	Expenses paid during period ended 5-31-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,021.40	$3.88	0.77%
	Hypothetical example	1,000.00	1,021.10	3.88	0.77%
Class C	Actual expenses/actual returns	1,000.00	1,017.90	7.40	1.47%
	Hypothetical example	1,000.00	1,017.60	7.39	1.47%
Class I	Actual expenses/actual returns	1,000.00	1,022.90	2.37	0.47%
	Hypothetical example	1,000.00	1,022.60	2.37	0.47%
Class R2	Actual expenses/actual returns	1,000.00	1,020.20	4.33	0.86%
	Hypothetical example	1,000.00	1,020.60	4.33	0.86%
Class R4	Actual expenses/actual returns	1,000.00	1,021.40	3.07	0.61%
	Hypothetical example	1,000.00	1,021.90	3.07	0.61%
Class R6	Actual expenses/actual returns	1,000.00	1,022.70	1.87	0.37%
	Hypothetical example	1,000.00	1,023.10	1.87	0.37%
Class NAV	Actual expenses/actual returns	1,000.00	1,022.80	1.82	0.36%
	Hypothetical example	1,000.00	1,023.10	1.82	0.36%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
10	JOHN HANCOCK BOND FUND | ANNUAL REPORT

Fund’s investments
AS OF 5-31-23
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 47.1%				$10,206,823,459
(Cost $10,573,083,752)
U.S. Government 18.2%				3,934,770,047
U.S. Treasury
Bond	2.250	02-15-52	107,041,000	77,203,321
Bond	2.500	02-15-45	46,172,000	35,855,444
Bond	3.000	08-15-52	951,035,000	808,268,297
Bond	3.375	08-15-42	483,509,000	441,787,463
Bond	3.375	11-15-48	107,040,000	96,979,912
Bond	3.625	02-15-53	404,647,000	388,650,798
Bond	3.875	05-15-43	454,981,000	446,734,469
Bond	4.000	11-15-42	594,814,000	595,185,759
Note	3.375	05-15-33	512,865,000	501,886,484
Note	3.625	05-31-28	6,000	5,966
Note	3.750	05-31-30	540,523,000	542,212,134
U.S. Government Agency 28.9%				6,272,053,412
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	4.500	11-01-37	19,464,221	19,175,677
15 Yr Pass Thru	4.500	12-01-37	12,896,405	12,705,224
15 Yr Pass Thru	4.500	01-01-38	13,717,314	13,513,965
15 Yr Pass Thru	4.500	02-01-38	43,611,639	42,965,127
30 Yr Pass Thru	2.000	09-01-50	123,642,045	102,867,857
30 Yr Pass Thru	2.000	03-01-52	65,284,010	54,049,853
30 Yr Pass Thru	2.500	09-01-50	28,102,950	24,234,137
30 Yr Pass Thru	2.500	08-01-51	63,507,200	54,744,591
30 Yr Pass Thru	2.500	11-01-51	47,550,939	40,923,075
30 Yr Pass Thru	2.500	12-01-51	15,804,598	13,512,781
30 Yr Pass Thru	3.000	03-01-43	3,270,322	3,001,205
30 Yr Pass Thru	3.000	12-01-45	11,233,361	10,229,598
30 Yr Pass Thru	3.000	05-01-46	1,949,742	1,775,521
30 Yr Pass Thru	3.000	10-01-46	4,559,799	4,139,531
30 Yr Pass Thru	3.000	10-01-46	3,438,071	3,133,009
30 Yr Pass Thru	3.000	10-01-46	6,213,007	5,642,308
30 Yr Pass Thru	3.000	10-01-46	46,375,384	42,144,535
30 Yr Pass Thru	3.000	12-01-46	35,052,049	31,678,973
30 Yr Pass Thru	3.000	12-01-46	8,322,515	7,571,050
30 Yr Pass Thru	3.000	04-01-47	23,162,375	21,013,069
30 Yr Pass Thru	3.000	09-01-49	12,327,136	11,054,333
30 Yr Pass Thru	3.000	10-01-49	15,342,668	13,769,293
30 Yr Pass Thru	3.000	12-01-49	14,128,433	12,631,010
30 Yr Pass Thru	3.000	01-01-50	12,702,660	11,392,076
30 Yr Pass Thru	3.000	02-01-50	8,018,184	7,190,916
30 Yr Pass Thru	3.000	06-01-51	77,485,151	69,266,719
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	06-01-42	2,341,632	$2,197,940
30 Yr Pass Thru	3.500	04-01-44	3,496,647	3,275,395
30 Yr Pass Thru	3.500	05-01-45	5,559,950	5,213,270
30 Yr Pass Thru	3.500	08-01-46	33,847,948	31,822,043
30 Yr Pass Thru	3.500	09-01-46	7,130,131	6,665,492
30 Yr Pass Thru	3.500	10-01-46	1,317,178	1,240,399
30 Yr Pass Thru	3.500	10-01-46	13,215,127	12,312,658
30 Yr Pass Thru	3.500	11-01-46	4,048,254	3,784,447
30 Yr Pass Thru	3.500	11-01-46	4,576,064	4,286,442
30 Yr Pass Thru	3.500	12-01-46	5,974,858	5,602,307
30 Yr Pass Thru	3.500	01-01-47	4,047,505	3,801,455
30 Yr Pass Thru	3.500	02-01-47	5,693,242	5,359,600
30 Yr Pass Thru	3.500	04-01-47	7,480,904	7,028,473
30 Yr Pass Thru	3.500	09-01-47	19,887,309	18,609,985
30 Yr Pass Thru	3.500	03-01-52	26,720,473	24,690,903
30 Yr Pass Thru	3.500	03-01-52	44,264,303	40,694,693
30 Yr Pass Thru	3.500	04-01-52	87,611,728	80,861,297
30 Yr Pass Thru	4.000	01-01-41	5,366,622	5,181,655
30 Yr Pass Thru	4.000	03-01-42	2,840,914	2,741,284
30 Yr Pass Thru	4.000	11-01-43	2,311,838	2,229,029
30 Yr Pass Thru	4.000	01-01-47	5,653,418	5,472,286
30 Yr Pass Thru	4.000	03-01-47	16,411,906	15,809,147
30 Yr Pass Thru	4.000	04-01-47	6,468,780	6,267,589
30 Yr Pass Thru	4.000	05-01-47	5,450,829	5,281,298
30 Yr Pass Thru	4.000	10-01-47	8,182,394	7,917,678
30 Yr Pass Thru	4.000	03-01-48	2,155,594	2,079,121
30 Yr Pass Thru	4.000	07-01-48	16,866,925	16,247,455
30 Yr Pass Thru	4.000	08-01-48	8,004,937	7,703,436
30 Yr Pass Thru	4.000	05-01-52	2,586,055	2,471,002
30 Yr Pass Thru	4.500	06-01-52	26,334,004	25,659,039
30 Yr Pass Thru	4.500	07-01-52	21,961,704	21,350,764
30 Yr Pass Thru	4.500	08-01-52	13,521,401	13,164,271
30 Yr Pass Thru	4.500	08-01-52	66,216,512	64,498,630
30 Yr Pass Thru	4.500	08-01-52	54,506,014	53,074,910
30 Yr Pass Thru	4.500	08-01-52	34,126,818	33,049,489
30 Yr Pass Thru	4.500	09-01-52	33,318,705	32,337,169
30 Yr Pass Thru	4.500	09-01-52	37,368,176	36,457,107
30 Yr Pass Thru	4.500	10-01-52	42,328,716	41,455,436
30 Yr Pass Thru	4.500	10-01-52	34,270,102	33,252,506
30 Yr Pass Thru	4.500	03-01-53	52,491,026	50,833,968
30 Yr Pass Thru	5.000	08-01-52	42,860,710	42,637,997
30 Yr Pass Thru	5.000	10-01-52	53,287,466	52,860,702
30 Yr Pass Thru	5.000	10-01-52	40,093,144	39,659,288
30 Yr Pass Thru	5.000	11-01-52	42,924,858	42,299,392
12	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	12-01-52	20,113,519	$19,895,867
30 Yr Pass Thru	5.000	12-01-52	39,960,191	39,640,162
30 Yr Pass Thru	5.000	12-01-52	4,941,996	4,888,517
30 Yr Pass Thru	5.000	12-01-52	33,236,542	33,053,452
30 Yr Pass Thru	5.000	01-01-53	64,937,418	63,991,202
30 Yr Pass Thru	5.000	01-01-53	39,624,189	39,343,998
30 Yr Pass Thru	5.000	04-01-53	42,201,234	41,744,566
30 Yr Pass Thru	5.500	11-01-39	2,071,017	2,142,735
30 Yr Pass Thru	5.500	09-01-52	44,895,077	45,213,958
30 Yr Pass Thru	5.500	11-01-52	46,880,227	46,959,028
30 Yr Pass Thru	5.500	03-01-53	108,960,832	109,462,357
Federal National Mortgage Association
15 Yr Pass Thru (A)	2.500	01-01-36	71,658,890	66,637,451
15 Yr Pass Thru	4.500	11-01-37	37,547,373	37,084,628
15 Yr Pass Thru	4.500	11-01-37	24,450,347	24,087,888
15 Yr Pass Thru	4.500	02-01-38	37,554,009	36,997,297
30 Yr Pass Thru	2.000	09-01-50	19,850,653	16,515,370
30 Yr Pass Thru	2.500	08-01-50	26,821,199	23,170,748
30 Yr Pass Thru	2.500	08-01-50	29,198,824	25,261,270
30 Yr Pass Thru	2.500	09-01-50	119,577,530	103,452,117
30 Yr Pass Thru	2.500	09-01-50	11,874,930	10,295,824
30 Yr Pass Thru	2.500	09-01-50	64,442,205	55,671,414
30 Yr Pass Thru	2.500	08-01-51	5,439,327	4,687,118
30 Yr Pass Thru	2.500	08-01-51	43,260,620	37,251,041
30 Yr Pass Thru	2.500	10-01-51	22,435,132	19,318,540
30 Yr Pass Thru	2.500	11-01-51	46,886,357	40,504,974
30 Yr Pass Thru	2.500	11-01-51	44,904,483	38,547,265
30 Yr Pass Thru	2.500	01-01-52	52,471,553	45,092,242
30 Yr Pass Thru	2.500	02-01-52	132,476,719	113,804,523
30 Yr Pass Thru	2.500	03-01-52	1,094,915	939,906
30 Yr Pass Thru	3.000	07-01-42	1,930,145	1,771,882
30 Yr Pass Thru	3.000	10-01-42	3,121,010	2,858,347
30 Yr Pass Thru	3.000	10-01-42	1,793,684	1,641,350
30 Yr Pass Thru	3.000	04-01-43	1,493,731	1,366,996
30 Yr Pass Thru	3.000	12-01-45	15,732,338	14,265,264
30 Yr Pass Thru	3.000	08-01-46	22,874,651	20,748,690
30 Yr Pass Thru	3.000	08-01-46	17,803,149	16,148,532
30 Yr Pass Thru	3.000	09-01-46	2,301,667	2,094,944
30 Yr Pass Thru	3.000	10-01-46	1,685,290	1,533,926
30 Yr Pass Thru	3.000	10-01-46	13,391,679	12,088,473
30 Yr Pass Thru	3.000	01-01-47	16,314,781	14,793,393
30 Yr Pass Thru	3.000	02-01-47	9,375,621	8,518,904
30 Yr Pass Thru	3.000	10-01-47	19,758,791	17,903,893
30 Yr Pass Thru	3.000	11-01-47	20,585,898	18,672,653
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	11-01-48	36,117,945	$32,603,141
30 Yr Pass Thru	3.000	11-01-48	12,363,273	11,194,917
30 Yr Pass Thru	3.000	09-01-49	16,899,661	15,154,735
30 Yr Pass Thru	3.000	09-01-49	30,642,432	27,287,021
30 Yr Pass Thru	3.000	10-01-49	7,545,617	6,745,883
30 Yr Pass Thru	3.000	10-01-49	31,441,741	28,264,094
30 Yr Pass Thru	3.000	11-01-49	21,290,039	18,920,479
30 Yr Pass Thru	3.000	11-01-49	20,571,793	18,462,176
30 Yr Pass Thru	3.000	11-01-49	16,458,875	14,760,747
30 Yr Pass Thru	3.000	11-01-49	17,901,119	16,003,842
30 Yr Pass Thru	3.000	12-01-49	18,980,772	17,022,450
30 Yr Pass Thru	3.000	01-01-50	17,068,095	15,301,778
30 Yr Pass Thru	3.000	01-01-52	40,292,603	35,968,618
30 Yr Pass Thru	3.000	02-01-52	17,275,654	15,398,781
30 Yr Pass Thru	3.000	02-01-52	37,524,657	33,400,972
30 Yr Pass Thru	3.500	11-01-40	874,097	820,727
30 Yr Pass Thru	3.500	06-01-42	1,000,422	936,624
30 Yr Pass Thru	3.500	08-01-42	2,079,745	1,948,527
30 Yr Pass Thru	3.500	06-01-43	8,913,823	8,356,548
30 Yr Pass Thru	3.500	07-01-43	2,757,485	2,585,092
30 Yr Pass Thru	3.500	07-01-43	2,784,126	2,604,361
30 Yr Pass Thru	3.500	01-01-45	1,877,490	1,768,327
30 Yr Pass Thru	3.500	04-01-45	5,887,045	5,513,479
30 Yr Pass Thru	3.500	04-01-45	1,507,315	1,411,668
30 Yr Pass Thru	3.500	04-01-45	6,864,959	6,429,338
30 Yr Pass Thru	3.500	01-01-46	16,656,339	15,667,067
30 Yr Pass Thru	3.500	02-01-46	10,790,816	10,079,101
30 Yr Pass Thru	3.500	07-01-46	7,071,248	6,596,021
30 Yr Pass Thru	3.500	07-01-46	3,788,105	3,537,075
30 Yr Pass Thru	3.500	08-01-46	17,662,003	16,535,731
30 Yr Pass Thru	3.500	02-01-47	19,815,281	18,533,121
30 Yr Pass Thru	3.500	03-01-47	23,113,039	21,682,501
30 Yr Pass Thru	3.500	05-01-47	14,002,119	13,148,611
30 Yr Pass Thru	3.500	07-01-47	26,690,497	25,046,880
30 Yr Pass Thru	3.500	08-01-47	18,148,992	16,997,336
30 Yr Pass Thru	3.500	11-01-47	22,099,899	20,628,474
30 Yr Pass Thru	3.500	12-01-47	10,741,817	10,013,193
30 Yr Pass Thru	3.500	01-01-48	16,916,530	15,769,072
30 Yr Pass Thru	3.500	03-01-48	4,370,965	4,101,798
30 Yr Pass Thru	3.500	03-01-48	9,450,584	8,777,059
30 Yr Pass Thru	3.500	03-01-49	2,793,894	2,604,382
30 Yr Pass Thru	3.500	06-01-49	17,139,802	15,966,486
30 Yr Pass Thru	3.500	06-01-49	52,269,038	48,674,596
30 Yr Pass Thru	3.500	09-01-49	5,111,069	4,742,420
14	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	12-01-49	23,495,323	$21,800,665
30 Yr Pass Thru	3.500	02-01-50	24,976,118	23,159,043
30 Yr Pass Thru	3.500	02-01-52	24,824,867	23,088,616
30 Yr Pass Thru	3.500	02-01-52	35,831,977	32,875,190
30 Yr Pass Thru	3.500	04-01-52	33,381,408	30,783,313
30 Yr Pass Thru	3.500	04-01-52	22,452,830	20,708,820
30 Yr Pass Thru (A)	4.000	TBA	292,136,000	275,977,228
30 Yr Pass Thru	4.000	09-01-40	2,510,247	2,421,913
30 Yr Pass Thru	4.000	09-01-40	3,476,799	3,355,026
30 Yr Pass Thru	4.000	11-01-40	1,211,985	1,169,569
30 Yr Pass Thru	4.000	12-01-40	1,480,950	1,428,842
30 Yr Pass Thru	4.000	01-01-41	2,320,424	2,238,506
30 Yr Pass Thru	4.000	09-01-41	3,175,694	3,061,189
30 Yr Pass Thru	4.000	09-01-41	1,346,680	1,299,068
30 Yr Pass Thru	4.000	10-01-41	997,830	961,843
30 Yr Pass Thru	4.000	01-01-42	1,479,157	1,426,250
30 Yr Pass Thru	4.000	05-01-42	1,999,754	1,926,986
30 Yr Pass Thru	4.000	09-01-43	3,949,038	3,841,529
30 Yr Pass Thru	4.000	10-01-43	3,941,901	3,824,732
30 Yr Pass Thru	4.000	10-01-43	1,440,712	1,393,385
30 Yr Pass Thru	4.000	01-01-44	2,919,253	2,832,481
30 Yr Pass Thru	4.000	12-01-45	7,426,944	7,164,409
30 Yr Pass Thru	4.000	02-01-46	3,613,268	3,469,734
30 Yr Pass Thru	4.000	04-01-46	4,667,022	4,481,629
30 Yr Pass Thru	4.000	06-01-46	2,769,767	2,658,875
30 Yr Pass Thru	4.000	07-01-46	5,117,361	4,912,479
30 Yr Pass Thru	4.000	10-01-46	1,731,951	1,662,610
30 Yr Pass Thru	4.000	01-01-47	6,638,765	6,439,359
30 Yr Pass Thru	4.000	03-01-47	7,385,057	7,105,539
30 Yr Pass Thru	4.000	04-01-47	7,940,467	7,701,962
30 Yr Pass Thru	4.000	11-01-47	2,118,112	2,041,253
30 Yr Pass Thru	4.000	12-01-47	5,209,776	5,020,731
30 Yr Pass Thru	4.000	12-01-47	2,773,200	2,659,571
30 Yr Pass Thru	4.000	09-01-48	2,458,829	2,365,764
30 Yr Pass Thru	4.000	10-01-48	7,048,844	6,771,038
30 Yr Pass Thru	4.000	10-01-48	8,966,878	8,627,490
30 Yr Pass Thru	4.000	01-01-49	5,765,292	5,505,643
30 Yr Pass Thru	4.000	01-01-49	4,859,914	4,636,484
30 Yr Pass Thru	4.000	02-01-49	5,870,552	5,606,162
30 Yr Pass Thru	4.000	07-01-49	10,481,665	10,065,291
30 Yr Pass Thru	4.000	07-01-49	14,972,560	14,345,036
30 Yr Pass Thru	4.000	08-01-49	30,123,422	28,936,210
30 Yr Pass Thru	4.000	02-01-50	23,749,637	22,672,613
30 Yr Pass Thru	4.000	03-01-51	95,850,853	91,564,010
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	08-01-51	52,822,580	$50,608,701
30 Yr Pass Thru	4.000	10-01-51	106,666,743	101,704,500
30 Yr Pass Thru	4.000	04-01-52	10,156,453	9,656,987
30 Yr Pass Thru	4.000	06-01-52	2,803,482	2,675,471
30 Yr Pass Thru	4.000	07-01-52	37,909,898	36,069,289
30 Yr Pass Thru (6 month LIBOR + 2.122%) (B)	4.372	07-01-33	256	260
30 Yr Pass Thru (A)	4.500	TBA	221,932,000	214,736,543
30 Yr Pass Thru (A)	4.500	TBA	2,000,000	1,933,906
30 Yr Pass Thru	4.500	06-01-52	41,090,007	40,036,833
30 Yr Pass Thru	4.500	06-01-52	95,088,993	92,443,769
30 Yr Pass Thru	4.500	07-01-52	77,406,511	75,277,375
30 Yr Pass Thru	4.500	08-01-52	47,111,832	45,624,587
30 Yr Pass Thru	4.500	08-01-52	10,620,003	10,339,506
30 Yr Pass Thru	4.500	08-01-52	76,672,144	74,251,727
30 Yr Pass Thru	4.500	09-01-52	63,856,932	62,539,506
30 Yr Pass Thru	4.500	09-01-52	171,992,359	166,616,583
30 Yr Pass Thru	4.500	09-01-52	50,911,340	49,574,617
30 Yr Pass Thru	4.500	10-01-52	16,239,512	15,904,476
30 Yr Pass Thru	4.500	12-01-52	43,263,379	42,019,302
30 Yr Pass Thru	4.500	03-01-53	16,270,595	15,802,719
30 Yr Pass Thru	4.500	03-01-53	34,843,093	33,827,539
30 Yr Pass Thru	5.000	06-01-52	25,954,958	25,617,318
30 Yr Pass Thru	5.000	07-01-52	69,233,214	68,310,944
30 Yr Pass Thru	5.000	07-01-52	45,854,837	45,258,325
30 Yr Pass Thru	5.000	08-01-52	31,720,294	31,461,298
30 Yr Pass Thru	5.000	10-01-52	45,193,036	44,718,116
30 Yr Pass Thru	5.000	10-01-52	43,868,836	43,243,324
30 Yr Pass Thru	5.000	11-01-52	42,151,212	41,813,635
30 Yr Pass Thru	5.000	12-01-52	39,593,443	39,177,367
30 Yr Pass Thru	5.000	01-01-53	7,946,626	7,902,850
30 Yr Pass Thru	5.000	01-01-53	34,323,044	33,924,811
30 Yr Pass Thru	5.000	01-01-53	82,577,283	81,374,033
30 Yr Pass Thru	5.000	04-01-53	9,472,516	9,370,012
30 Yr Pass Thru	5.000	04-01-53	34,661,312	34,286,235
30 Yr Pass Thru	5.000	05-01-53	79,875,443	79,210,783
30 Yr Pass Thru	5.000	05-01-53	34,857,770	34,440,808
30 Yr Pass Thru	5.500	10-01-52	47,686,079	47,905,569
30 Yr Pass Thru	5.500	12-01-52	39,881,395	40,164,665
30 Yr Pass Thru	5.500	12-01-52	73,147,645	73,667,198
30 Yr Pass Thru	5.500	12-01-52	2,053,353	2,067,938
30 Yr Pass Thru	5.500	12-01-52	48,324,266	48,546,692
30 Yr Pass Thru	5.500	12-01-52	28,238,298	28,668,305
30 Yr Pass Thru	5.500	12-01-52	26,758,022	26,881,184
16	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	12-01-52	1,819,232	$1,829,311
30 Yr Pass Thru	5.500	12-01-52	28,513,522	28,593,528
30 Yr Pass Thru	5.500	04-01-53	15,911,161	15,954,564
30 Yr Pass Thru	5.500	04-01-53	28,209,359	28,233,416
30 Yr Pass Thru	7.000	09-01-31	98	103
30 Yr Pass Thru	7.000	09-01-31	30	31
30 Yr Pass Thru	7.000	09-01-31	1,220	1,283
30 Yr Pass Thru	7.000	01-01-32	47	49
30 Yr Pass Thru	7.000	06-01-32	19	20
30 Yr Pass Thru	7.500	09-01-29	25	26
30 Yr Pass Thru	7.500	12-01-29	29	30
30 Yr Pass Thru	7.500	01-01-31	13	13
30 Yr Pass Thru	7.500	05-01-31	92	97
30 Yr Pass Thru	7.500	08-01-31	23	23
Government National Mortgage Association
30 Yr Pass Thru	5.000	04-15-35	1,328	1,332
30 Yr Pass Thru	5.000	04-15-35	722	723
30 Yr Pass Thru	5.500	03-15-35	866	887
30 Yr Pass Thru	6.000	03-15-33	1,273	1,312
30 Yr Pass Thru	6.000	06-15-33	404	415
30 Yr Pass Thru	6.500	09-15-28	60	61
30 Yr Pass Thru	6.500	09-15-29	66	68
30 Yr Pass Thru	6.500	08-15-31	92	95
30 Yr Pass Thru	7.000	04-15-29	329	338

30 Yr Pass Thru	8.000	10-15-26	158	161
Foreign government obligations 0.2%				$37,558,204
(Cost $45,745,209)
Argentina 0.1%				9,997,301
Republic of Argentina Bond (3.500% to 7-9-29, then 4.875% thereafter)	3.500	07-09-41	38,840,000	9,997,301
Qatar 0.1%				27,560,903
State of Qatar Bond (C)	5.103	04-23-48	27,813,000	27,560,903

Corporate bonds 39.6%				$8,583,927,174
(Cost $9,581,573,035)
Communication services 3.3%				717,868,505
Diversified telecommunication services 0.8%
AT&T, Inc.	3.500	06-01-41	36,461,000	27,824,570
AT&T, Inc.	3.650	06-01-51	40,554,000	29,414,736
C&W Senior Financing DAC (C)	6.875	09-15-27	18,344,000	15,779,509
Connect Finco SARL (C)	6.750	10-01-26	22,977,000	22,152,553
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
GCI LLC (C)	4.750	10-15-28	19,046,000	$16,080,223
Kenbourne Invest SA (C)	4.700	01-22-28	2,933,000	2,006,201
Kenbourne Invest SA (C)	6.875	11-26-24	5,127,000	4,163,278
Telesat Canada (C)	5.625	12-06-26	8,065,000	4,879,325
Total Play Telecomunicaciones SA de CV (C)	6.375	09-20-28	17,481,000	10,349,890
Total Play Telecomunicaciones SA de CV (C)	7.500	11-12-25	30,937,000	21,081,402
Verizon Communications, Inc.	4.016	12-03-29	10,797,000	10,168,669
Entertainment 0.6%
Netflix, Inc.	4.875	04-15-28	40,575,000	40,241,831
Netflix, Inc. (C)(D)	4.875	06-15-30	18,644,000	18,324,273
Netflix, Inc. (C)	5.375	11-15-29	6,259,000	6,301,574
Netflix, Inc.	5.875	11-15-28	32,460,000	33,593,308
WarnerMedia Holdings, Inc.	5.050	03-15-42	10,477,000	8,476,644
WarnerMedia Holdings, Inc.	5.141	03-15-52	19,440,000	15,171,733
WMG Acquisition Corp. (C)	3.875	07-15-30	18,861,000	16,109,369
Interactive media and services 0.1%
Match Group Holdings II LLC (C)(D)	3.625	10-01-31	5,958,000	4,853,446
Match Group Holdings II LLC (C)	4.125	08-01-30	14,047,000	11,922,110
Meta Platforms, Inc.	4.800	05-15-30	10,925,000	10,960,746
Media 1.0%
Charter Communications Operating LLC	4.200	03-15-28	40,895,000	38,244,004
Charter Communications Operating LLC	4.800	03-01-50	41,047,000	30,050,732
Charter Communications Operating LLC	5.750	04-01-48	46,207,000	38,244,534
Charter Communications Operating LLC	6.484	10-23-45	32,727,000	29,618,729
Globo Comunicacao e Participacoes SA (C)	4.875	01-22-30	25,650,000	20,866,275
LCPR Senior Secured Financing DAC (C)	5.125	07-15-29	8,324,000	6,899,722
News Corp. (C)	3.875	05-15-29	15,978,000	14,029,283
Sirius XM Radio, Inc. (C)	4.000	07-15-28	15,524,000	12,999,057
Sirius XM Radio, Inc. (C)	5.000	08-01-27	26,970,000	24,452,720
Stagwell Global LLC (C)	5.625	08-15-29	9,706,000	8,329,945
Wireless telecommunication services 0.8%
Millicom International Cellular SA (C)	5.125	01-15-28	3,690,000	3,178,297
Millicom International Cellular SA (C)	6.250	03-25-29	14,440,500	12,716,217
MTN Mauritius Investments, Ltd. (C)	4.755	11-11-24	12,421,000	12,117,311
T-Mobile USA, Inc.	2.875	02-15-31	3,484,000	2,976,876
T-Mobile USA, Inc.	3.375	04-15-29	29,308,000	26,525,457
T-Mobile USA, Inc.	3.875	04-15-30	51,041,000	47,355,750
T-Mobile USA, Inc.	5.750	01-15-54	26,389,000	26,770,317
Vodafone Group PLC	5.625	02-10-53	12,888,000	12,307,792
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	20,093,000	20,330,097
18	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 4.4%				$947,859,443
Automobile components 0.0%
Dealer Tire LLC (C)	8.000	02-01-28	7,968,000	7,294,784
Automobiles 1.6%
Ford Motor Company	3.250	02-12-32	12,651,000	9,613,147
Ford Motor Credit Company LLC	2.900	02-16-28	4,515,000	3,812,085
Ford Motor Credit Company LLC	4.000	11-13-30	13,199,000	11,090,994
Ford Motor Credit Company LLC	4.125	08-17-27	29,632,000	26,767,463
Ford Motor Credit Company LLC	5.113	05-03-29	38,435,000	35,188,161
Ford Motor Credit Company LLC	6.800	05-12-28	65,728,000	65,046,302
General Motors Company	5.400	10-15-29	27,779,000	27,199,094
General Motors Company	5.400	04-01-48	11,218,000	9,414,672
General Motors Financial Company, Inc.	2.400	10-15-28	54,508,000	46,298,854
General Motors Financial Company, Inc.	3.600	06-21-30	68,640,000	59,472,682
Hyundai Capital America (C)	1.800	10-15-25	11,799,000	10,822,398
Hyundai Capital America (C)	2.375	10-15-27	10,962,000	9,654,647
Nissan Motor Acceptance Company LLC (C)	1.125	09-16-24	13,599,000	12,630,615
Nissan Motor Acceptance Company LLC (C)	1.850	09-16-26	13,377,000	11,289,572
Nissan Motor Acceptance Company LLC (C)	2.000	03-09-26	12,989,000	11,274,021
Broadline retail 0.3%
eBay, Inc.	2.700	03-11-30	33,149,000	28,698,341
Macy’s Retail Holdings LLC (C)	5.875	04-01-29	8,087,000	7,148,888
Macy’s Retail Holdings LLC (C)	5.875	03-15-30	7,187,000	6,229,314
Macy’s Retail Holdings LLC (C)(D)	6.125	03-15-32	13,210,000	11,195,475
Distributors 0.1%
LKQ Corp. (C)	5.750	06-15-28	7,767,000	7,727,032
Diversified consumer services 0.1%
GEMS MENASA Cayman, Ltd. (C)	7.125	07-31-26	7,957,000	7,691,634
Service Corp. International	4.000	05-15-31	9,864,000	8,421,390
Sotheby’s (C)	7.375	10-15-27	8,763,000	7,678,751
Hotels, restaurants and leisure 1.6%
Affinity Interactive (C)	6.875	12-15-27	10,775,000	9,430,280
Booking Holdings, Inc.	4.625	04-13-30	25,193,000	25,037,695
Caesars Entertainment, Inc. (C)	7.000	02-15-30	6,738,000	6,768,900
CCM Merger, Inc. (C)	6.375	05-01-26	8,345,000	8,060,230
Choice Hotels International, Inc.	3.700	12-01-29	16,003,000	14,079,078
Choice Hotels International, Inc. (D)	3.700	01-15-31	12,352,000	10,644,987
Expedia Group, Inc.	2.950	03-15-31	14,198,000	11,857,342
Expedia Group, Inc.	4.625	08-01-27	26,562,000	25,869,389
Expedia Group, Inc.	5.000	02-15-26	8,222,000	8,175,735
Full House Resorts, Inc. (C)(D)	8.250	02-15-28	9,403,000	8,815,313
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hilton Grand Vacations Borrower Escrow LLC (C)	4.875	07-01-31	13,024,000	$11,054,179
Hilton Grand Vacations Borrower Escrow LLC (C)	5.000	06-01-29	16,411,000	14,596,234
Hyatt Hotels Corp.	5.750	04-23-30	12,540,000	12,635,647
Jacobs Entertainment, Inc. (C)	6.750	02-15-29	7,277,000	6,388,551
Marriott International, Inc.	4.625	06-15-30	23,846,000	22,863,485
MGM Resorts International	4.750	10-15-28	29,156,000	26,571,254
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	16,228,000	14,306,280
Mohegan Tribal Gaming Authority (C)	8.000	02-01-26	15,155,000	13,363,982
New Red Finance, Inc. (C)	4.000	10-15-30	36,442,000	31,284,495
Resorts World Las Vegas LLC (C)	4.625	04-16-29	19,445,000	15,775,896
Resorts World Las Vegas LLC (C)	4.625	04-06-31	8,500,000	6,471,417
Travel + Leisure Company (C)	4.625	03-01-30	9,653,000	8,173,002
Travel + Leisure Company	6.600	10-01-25	9,936,000	9,963,125
Wyndham Hotels & Resorts, Inc. (C)	4.375	08-15-28	9,122,000	8,369,435
Yum! Brands, Inc.	3.625	03-15-31	13,902,000	11,877,797
Yum! Brands, Inc. (C)	4.750	01-15-30	12,209,000	11,464,689
Household durables 0.2%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	9,654,000	7,414,337
Century Communities, Inc. (C)	3.875	08-15-29	14,250,000	12,200,518
KB Home	4.000	06-15-31	15,888,000	13,491,181
KB Home	7.250	07-15-30	4,121,000	4,164,551
MDC Holdings, Inc.	2.500	01-15-31	10,454,000	8,116,377
Specialty retail 0.5%
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	3,401,000	2,997,801
Asbury Automotive Group, Inc.	4.750	03-01-30	14,462,000	12,666,946
AutoNation, Inc.	4.750	06-01-30	22,078,000	20,538,302
Group 1 Automotive, Inc. (C)	4.000	08-15-28	8,738,000	7,651,434
Lithia Motors, Inc. (C)	3.875	06-01-29	7,350,000	6,332,277
Lithia Motors, Inc. (C)	4.375	01-15-31	7,350,000	6,271,856
Lithia Motors, Inc. (C)(D)	4.625	12-15-27	3,675,000	3,401,715
The Michaels Companies, Inc. (C)	5.250	05-01-28	22,229,000	17,116,330
The Michaels Companies, Inc. (C)	7.875	05-01-29	20,540,000	12,620,600
Valvoline, Inc. (C)	3.625	06-15-31	21,112,000	17,316,485
Consumer staples 1.2%				266,225,084
Beverages 0.1%
Anheuser-Busch Companies LLC	4.900	02-01-46	11,018,000	10,463,737
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	19,890,000	18,278,565
Consumer staples distribution and retail 0.0%
Dollar Tree, Inc.	4.200	05-15-28	7,032,000	6,760,175
20	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products 0.9%
Coruripe Netherlands BV (C)	10.000	02-10-27	19,573,000	$12,859,461
JBS USA LUX SA (C)	3.625	01-15-32	17,668,000	14,295,297
JBS USA LUX SA (C)	3.750	12-01-31	5,619,000	4,560,751
JBS USA LUX SA (C)	5.125	02-01-28	11,250,000	10,840,732
JBS USA LUX SA (C)	5.750	04-01-33	30,306,000	28,261,860
Kraft Heinz Foods Company	4.375	06-01-46	46,450,000	39,062,560
Kraft Heinz Foods Company	4.875	10-01-49	11,914,000	10,754,651
Kraft Heinz Foods Company	5.000	06-04-42	12,796,000	11,925,506
MARB BondCo PLC (C)	3.950	01-29-31	26,902,000	19,572,496
NBM US Holdings, Inc. (C)	6.625	08-06-29	23,063,000	20,712,216
Pilgrim’s Pride Corp.	6.250	07-01-33	22,897,000	22,298,770
The Hershey Company	4.500	05-04-33	8,039,000	8,039,214
Household products 0.1%
Edgewell Personal Care Company (C)	4.125	04-01-29	7,575,000	6,533,438
Edgewell Personal Care Company (C)	5.500	06-01-28	12,267,000	11,469,645
Personal care products 0.1%
Oriflame Investment Holding PLC (C)	5.125	05-04-26	17,182,000	9,536,010
Energy 4.9%				1,054,532,483
Energy equipment and services 0.2%
CSI Compressco LP (C)	7.500	04-01-25	18,590,000	17,754,000
CSI Compressco LP (C)	7.500	04-01-25	5,179,000	4,946,098
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (C)	10.000	04-01-26	15,415,837	12,795,145
Oil, gas and consumable fuels 4.7%
Aker BP ASA (C)	3.100	07-15-31	11,396,000	9,488,212
Aker BP ASA (C)	3.750	01-15-30	7,230,000	6,449,643
Aker BP ASA (C)	4.000	01-15-31	37,303,000	33,439,078
Antero Midstream Partners LP (C)	5.375	06-15-29	16,047,000	14,752,859
Antero Resources Corp. (C)	5.375	03-01-30	5,836,000	5,365,182
Ascent Resources Utica Holdings LLC (C)	5.875	06-30-29	20,673,000	18,148,622
Cheniere Energy Partners LP	4.000	03-01-31	31,837,000	28,019,378
Cheniere Energy Partners LP	4.500	10-01-29	31,736,000	29,059,649
CNX Resources Corp. (C)	7.375	01-15-31	4,087,000	3,933,849
Continental Resources, Inc.	4.900	06-01-44	13,606,000	10,223,050
Diamondback Energy, Inc.	3.125	03-24-31	17,121,000	14,592,470
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	22,814,000	19,928,606
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	29,961,000	27,010,585
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	22,368,000	20,681,849
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	6,461,000	5,756,112
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	11,574,000	$10,085,365
Energy Transfer LP	4.200	04-15-27	15,075,000	14,458,550
Energy Transfer LP	5.150	03-15-45	24,013,000	20,155,423
Energy Transfer LP	5.250	04-15-29	60,712,000	59,940,327
Energy Transfer LP	5.400	10-01-47	27,635,000	23,757,540
Energy Transfer LP	5.500	06-01-27	23,511,000	23,570,524
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (E)	6.500	11-15-26	44,447,000	38,891,138
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	42,999,000	37,172,489
EQM Midstream Partners LP (C)	7.500	06-01-27	2,859,000	2,876,606
EQM Midstream Partners LP (C)	7.500	06-01-30	1,610,000	1,618,050
Hess Midstream Operations LP (C)	4.250	02-15-30	5,230,000	4,532,004
Hess Midstream Operations LP (C)	5.500	10-15-30	2,295,000	2,079,709
Inversiones Latin America Power, Ltda. (C)	5.125	06-15-33	12,349,075	5,427,802
Kinder Morgan Energy Partners LP	7.750	03-15-32	13,070,000	14,555,319
Leviathan Bond, Ltd. (C)	6.500	06-30-27	29,476,000	27,995,743
Leviathan Bond, Ltd. (C)	6.750	06-30-30	4,949,000	4,574,104
MC Brazil Downstream Trading SARL (C)	7.250	06-30-31	18,078,397	13,255,833
Midwest Connector Capital Company LLC (C)	3.900	04-01-24	23,310,000	22,887,462
MPLX LP	4.000	03-15-28	19,220,000	18,253,921
MPLX LP	4.125	03-01-27	5,490,000	5,319,024
MPLX LP	4.250	12-01-27	15,703,000	15,103,308
MPLX LP	4.950	09-01-32	13,328,000	12,775,398
MPLX LP	5.000	03-01-33	13,702,000	13,182,865
Occidental Petroleum Corp.	6.450	09-15-36	21,389,000	21,763,308
Occidental Petroleum Corp.	6.600	03-15-46	11,040,000	11,318,208
Occidental Petroleum Corp.	6.625	09-01-30	28,848,000	30,074,040
Ovintiv, Inc.	5.650	05-15-28	8,045,000	8,005,261
Ovintiv, Inc.	6.250	07-15-33	8,068,000	7,999,134
Ovintiv, Inc.	7.200	11-01-31	3,846,000	4,038,019
Parkland Corp. (C)	4.500	10-01-29	12,267,000	10,606,026
Parkland Corp. (C)	4.625	05-01-30	11,791,000	10,193,320
Petroleos Mexicanos	8.750	06-02-29	10,862,000	9,631,413
Sabine Pass Liquefaction LLC	4.200	03-15-28	13,496,000	12,856,904
Sabine Pass Liquefaction LLC	4.500	05-15-30	28,938,000	27,361,737
Sabine Pass Liquefaction LLC	5.000	03-15-27	12,815,000	12,663,859
Sabine Pass Liquefaction LLC	5.875	06-30-26	15,848,000	16,076,126
Southwestern Energy Company	4.750	02-01-32	9,065,000	7,842,829
Sunoco LP	4.500	05-15-29	7,321,000	6,517,076
Sunoco LP	4.500	04-30-30	17,216,000	15,101,481
Targa Resources Corp.	4.950	04-15-52	29,927,000	23,776,041
22	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Targa Resources Partners LP	4.000	01-15-32	24,529,000	$21,028,223
The Williams Companies, Inc.	3.750	06-15-27	22,304,000	21,245,153
The Williams Companies, Inc.	4.650	08-15-32	19,032,000	18,005,177
Var Energi ASA (C)	7.500	01-15-28	4,485,000	4,672,666
Var Energi ASA (C)	8.000	11-15-32	37,336,000	39,455,938
Venture Global Calcasieu Pass LLC (C)	3.875	08-15-29	6,386,000	5,556,003
Venture Global Calcasieu Pass LLC (C)	4.125	08-15-31	10,687,000	9,213,044
Western Midstream Operating LP	4.300	02-01-30	21,744,000	19,332,056
Western Midstream Operating LP	6.150	04-01-33	5,402,000	5,386,550
Financials 10.5%				2,271,791,555
Banks 6.8%
Banco Santander SA	4.379	04-12-28	25,889,000	24,709,480
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%)	2.087	06-14-29	34,490,000	29,534,287
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	41,379,000	34,752,754
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	65,065,000	53,768,950
Bank of America Corp.	3.248	10-21-27	27,044,000	25,299,213
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	30,104,000	25,721,017
Bank of America Corp.	3.950	04-21-25	32,386,000	31,546,866
Bank of America Corp. (6.300% to 3-10-26, then 3 month CME Term SOFR + 4.815%) (E)	6.300	03-10-26	45,620,000	45,848,100
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (E)	4.375	03-15-28	25,632,000	16,945,315
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (E)	8.000	03-15-29	12,203,000	10,586,103
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (C)(D)(E)	9.250	11-17-27	10,002,000	10,377,075
BPCE SA (C)	4.500	03-15-25	26,504,000	25,565,632
Citigroup, Inc.	3.200	10-21-26	39,653,000	37,228,257
Citigroup, Inc.	4.600	03-09-26	43,521,000	42,462,148
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	32,150,000	27,877,265
Citigroup, Inc. (6.174% to 5-25-33, then SOFR + 2.661%)	6.174	05-25-34	26,906,000	27,286,665
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (E)	6.250	08-15-26	27,864,000	26,958,792
Citizens Financial Group, Inc.	3.250	04-30-30	38,053,000	31,009,960
Credit Agricole SA (C)	2.811	01-11-41	16,269,000	10,665,491
Credit Agricole SA (C)	3.250	01-14-30	43,824,000	37,494,364
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (C)(E)	7.875	01-23-24	18,505,000	$18,319,950
Danske Bank A/S (6.466% to 1-9-25, then 1 Year CMT + 2.100%) (C)	6.466	01-09-26	24,293,000	24,323,154
Fifth Third Bancorp (5.100% to 7-3-23, then 3 month LIBOR + 3.033%) (E)	5.100	07-03-23	16,052,000	13,884,980
Freedom Mortgage Corp. (C)	8.125	11-15-24	12,459,000	12,211,771
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (E)	6.375	03-30-25	7,004,000	6,734,136
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	7,245,000	6,711,772
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	37,470,000	31,817,205
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	33,681,000	28,774,008
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (E)	4.600	02-01-25	28,722,000	26,522,834
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month CME Term SOFR + 4.042%) (E)	6.750	02-01-24	26,520,000	26,553,150
Lloyds Banking Group PLC	4.450	05-08-25	64,560,000	63,021,404
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	22,139,000	21,303,253
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	10,483,000	7,969,685
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	12,650,000	11,911,464
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (E)	6.000	12-29-25	28,042,000	26,104,467
NatWest Markets PLC (C)	1.600	09-29-26	35,700,000	31,800,578
Popular, Inc.	7.250	03-13-28	19,807,000	19,624,100
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%)	2.490	01-06-28	23,584,000	20,609,490
Santander Holdings USA, Inc.	3.244	10-05-26	53,984,000	48,977,391
Santander Holdings USA, Inc.	3.450	06-02-25	46,840,000	44,472,016
Santander Holdings USA, Inc.	4.400	07-13-27	11,424,000	10,858,803
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(D)(E)	5.375	11-18-30	22,339,000	15,966,743
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (C)	6.221	06-15-33	14,339,000	13,350,788
Societe Generale SA (6.446% to 1-10-28, then 1 Year CMT + 2.550%) (C)	6.446	01-10-29	41,371,000	41,710,397
24	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Societe Generale SA (7.375% to 10-4-23, then 5 Year U.S. Swap Rate + 4.302%) (C)(E)	7.375	10-04-23	7,692,000	$7,381,427
Synovus Bank	5.625	02-15-28	3,994,000	3,552,948
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (E)	3.400	09-15-26	37,637,000	28,133,658
The PNC Financial Services Group, Inc. (4.850% to 9-1-23, then 3 month LIBOR + 3.040%) (E)	4.850	09-01-23	14,899,000	13,967,728
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (E)	6.250	03-15-30	19,414,000	17,618,205
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (B)(D)(E)	8.977	08-01-23	29,301,000	29,228,601
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	64,609,000	57,763,760
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	49,300,000	42,658,005
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%)	3.350	03-02-33	63,216,000	54,301,043
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	66,007,000	65,198,414
Capital markets 2.3%
Ares Capital Corp.	2.150	07-15-26	27,532,000	23,930,922
Ares Capital Corp.	2.875	06-15-28	20,575,000	17,143,435
Ares Capital Corp.	3.250	07-15-25	12,452,000	11,516,662
Ares Capital Corp.	3.875	01-15-26	20,967,000	19,460,821
Ares Capital Corp.	4.200	06-10-24	7,447,000	7,261,957
Blackstone Private Credit Fund	2.350	11-22-24	24,290,000	22,678,396
Blackstone Private Credit Fund	2.700	01-15-25	18,807,000	17,527,180
Blackstone Private Credit Fund	3.250	03-15-27	5,483,000	4,713,282
Blackstone Private Credit Fund	4.000	01-15-29	27,133,000	22,810,163
Cantor Fitzgerald LP (C)	4.875	05-01-24	29,166,000	28,527,487
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	22,438,000	19,305,609
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%)	3.742	01-07-33	29,929,000	21,671,024
Lazard Group LLC	4.375	03-11-29	24,053,000	22,112,389
Macquarie Bank, Ltd. (C)	3.624	06-03-30	17,809,000	15,024,908
Macquarie Bank, Ltd. (C)	4.875	06-10-25	18,897,000	18,385,515
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%)	2.239	07-21-32	14,771,000	11,783,573
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	38,200,000	28,831,960
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	25

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley	3.875	01-27-26	19,257,000	$18,746,776
Morgan Stanley (4.431% to 1-23-29, then 3 month CME Term SOFR + 1.628%)	4.431	01-23-30	5,436,000	5,218,073
Morgan Stanley (5.164% to 4-20-28, then SOFR + 1.590%)	5.164	04-20-29	32,236,000	32,130,748
MSCI, Inc. (C)	3.625	11-01-31	28,632,000	23,903,683
The Charles Schwab Corp. (5.643% to 5-19-28, then SOFR + 2.210%)	5.643	05-19-29	27,090,000	27,119,098
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	76,569,000	63,161,012
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%)	2.650	10-21-32	29,672,000	24,309,184
Consumer finance 0.4%
Ally Financial, Inc.	5.125	09-30-24	36,120,000	35,274,581
Ally Financial, Inc. (D)	7.100	11-15-27	14,730,000	15,048,702
Discover Financial Services	4.100	02-09-27	8,970,000	8,359,633
Enova International, Inc. (C)(D)	8.500	09-01-24	3,762,000	3,752,595
Enova International, Inc. (C)	8.500	09-15-25	17,273,000	16,584,039
OneMain Finance Corp.	6.875	03-15-25	6,648,000	6,405,698
Financial services 0.2%
Block, Inc. (D)	3.500	06-01-31	8,050,000	6,575,103
Nationstar Mortgage Holdings, Inc. (C)	5.125	12-15-30	6,356,000	5,123,127
Nationstar Mortgage Holdings, Inc. (C)	5.500	08-15-28	11,236,000	9,719,140
Nationstar Mortgage Holdings, Inc. (C)	6.000	01-15-27	6,021,000	5,491,152
Radian Group, Inc.	4.500	10-01-24	12,023,000	11,662,310
Insurance 0.8%
Athene Holding, Ltd.	3.500	01-15-31	13,118,000	10,798,493
CNA Financial Corp.	2.050	08-15-30	10,248,000	8,308,011
CNO Financial Group, Inc.	5.250	05-30-25	11,065,000	10,952,346
CNO Financial Group, Inc.	5.250	05-30-29	30,469,000	28,852,685
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	18,110,000	13,947,417
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	24,309,000	23,955,993
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (C)	2.750	01-21-51	24,080,000	19,895,984
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	14,802,000	13,271,917
SBL Holdings, Inc. (C)	5.000	02-18-31	22,901,000	18,616,717
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	27,751,000	22,946,993
26	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care 1.8%				$384,569,129
Biotechnology 0.3%
AbbVie, Inc.	3.200	11-21-29	70,119,000	63,642,904
Amgen, Inc.	5.250	03-02-30	8,204,000	8,267,678
Health care equipment and supplies 0.1%
Varex Imaging Corp. (C)(D)	7.875	10-15-27	9,865,000	9,793,903
Health care providers and services 1.1%
AdaptHealth LLC (C)	5.125	03-01-30	11,714,000	9,111,501
AmerisourceBergen Corp. (D)	2.800	05-15-30	22,531,000	19,671,277
Centene Corp.	2.450	07-15-28	6,416,000	5,512,756
Centene Corp.	3.000	10-15-30	20,848,000	17,442,271
Centene Corp.	3.375	02-15-30	12,115,000	10,445,674
CVS Health Corp.	3.750	04-01-30	7,194,000	6,618,105
CVS Health Corp.	5.050	03-25-48	23,954,000	21,637,292
CVS Health Corp.	5.250	01-30-31	5,224,000	5,243,819
CVS Health Corp.	5.875	06-01-53	7,969,000	8,003,745
DaVita, Inc. (C)	3.750	02-15-31	25,782,000	20,454,420
DaVita, Inc. (C)	4.625	06-01-30	25,304,000	21,671,495
Encompass Health Corp.	4.625	04-01-31	6,644,000	5,801,945
Fresenius Medical Care US Finance III, Inc. (C)	2.375	02-16-31	37,988,000	29,299,094
HCA, Inc.	5.250	06-15-26	17,933,000	17,807,048
Universal Health Services, Inc.	1.650	09-01-26	22,040,000	19,402,573
Universal Health Services, Inc.	2.650	10-15-30	23,046,000	18,670,194
Pharmaceuticals 0.3%
Organon & Company (C)	5.125	04-30-31	20,418,000	17,325,737
Royalty Pharma PLC	1.750	09-02-27	12,150,000	10,479,878
Viatris, Inc.	2.300	06-22-27	8,657,000	7,571,670
Viatris, Inc.	2.700	06-22-30	19,825,000	15,931,821
Viatris, Inc.	4.000	06-22-50	22,979,000	14,762,329
Industrials 5.5%				1,196,110,854
Aerospace and defense 0.8%
DAE Funding LLC (C)	2.625	03-20-25	24,111,000	22,775,829
Huntington Ingalls Industries, Inc.	4.200	05-01-30	17,017,000	15,857,685
The Boeing Company	3.200	03-01-29	13,975,000	12,583,299
The Boeing Company	5.040	05-01-27	43,185,000	42,873,242
The Boeing Company	5.150	05-01-30	57,564,000	57,091,749
TransDigm, Inc.	5.500	11-15-27	13,817,000	12,989,513
Air freight and logistics 0.0%
Simpar Europe SA (C)	5.200	01-26-31	6,695,000	5,082,445
Building products 0.3%
Builders FirstSource, Inc. (C)	4.250	02-01-32	19,875,000	17,075,409
Builders FirstSource, Inc. (C)	5.000	03-01-30	2,354,000	2,181,134
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	27

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products (continued)
Builders FirstSource, Inc. (C)	6.375	06-15-32	12,079,000	$11,884,160
Owens Corning	3.875	06-01-30	3,327,000	3,064,778
Owens Corning	3.950	08-15-29	25,526,000	23,882,863
Commercial services and supplies 0.2%
Albion Financing 1 SARL (C)	6.125	10-15-26	13,103,000	11,749,853
Allied Universal Holdco LLC (C)	6.000	06-01-29	6,511,000	4,818,140
APX Group, Inc. (C)	5.750	07-15-29	17,139,000	14,642,688
Prime Security Services Borrower LLC (C)	3.375	08-31-27	3,713,000	3,258,981
Prime Security Services Borrower LLC (C)	6.250	01-15-28	13,157,000	12,084,485
Construction and engineering 0.1%
Global Infrastructure Solutions, Inc. (C)	5.625	06-01-29	17,739,000	14,634,675
MasTec, Inc. (C)(D)	4.500	08-15-28	11,194,000	10,307,969
Electrical equipment 0.2%
Emerald Debt Merger Sub LLC (C)	6.625	12-15-30	20,831,000	20,664,352
Regal Rexnord Corp. (C)	6.050	02-15-26	16,754,000	16,790,394
Regal Rexnord Corp. (C)	6.400	04-15-33	13,673,000	13,523,625
Ground transportation 0.2%
Uber Technologies, Inc. (C)	4.500	08-15-29	28,116,000	25,646,814
Uber Technologies, Inc. (C)	7.500	09-15-27	25,776,000	26,441,201
Machinery 0.1%
Flowserve Corp.	3.500	10-01-30	12,864,000	11,193,449
Hillenbrand, Inc.	3.750	03-01-31	3,280,000	2,722,291
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	6,321,000	6,015,696
Passenger airlines 2.2%
Air Canada 2013-1 Class A Pass Through Trust (C)	4.125	05-15-25	8,206,292	7,714,600
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	01-15-26	8,650,238	8,123,236
Air Canada 2020-1 Class C Pass Through Trust (C)	10.500	07-15-26	12,689,000	13,653,364
Alaska Airlines 2020-1 Class B Pass Through Trust (C)	8.000	08-15-25	10,388,109	10,470,482
American Airlines 2015-1 Class A Pass Through Trust (D)	3.375	05-01-27	54,254,757	46,876,110
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	21,901,919	19,278,726
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	3,035,113	2,595,316
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	11,270,540	9,856,273
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	14,657,950	13,265,603
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	13,160,334	11,171,253
28	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	22,197,275	$18,147,804
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	22,449,300	19,322,562
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	8,487,762	7,278,269
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	13,297,646	10,857,583
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	14,378,480	12,389,040
British Airways 2013-1 Class A Pass Through Trust (C)	4.625	06-20-24	6,561,884	6,420,473
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	6,707,071	5,902,704
British Airways 2020-1 Class A Pass Through Trust (C)	4.250	11-15-32	6,684,596	6,170,470
British Airways 2020-1 Class B Pass Through Trust (C)	8.375	11-15-28	4,662,107	4,741,141
Delta Air Lines, Inc. (D)	4.375	04-19-28	22,691,000	21,267,696
Delta Air Lines, Inc. (C)	4.500	10-20-25	4,770,830	4,679,353
Delta Air Lines, Inc. (C)	4.750	10-20-28	26,614,627	25,710,343
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	16,530,286	13,786,599
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	26,703,091	25,002,091
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	23,439,394	20,394,068
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	19,578,180	17,736,158
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	9,856,452	9,297,187
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	19,738,082	17,665,584
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	40,976,449	40,259,361
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	14,439,800	13,790,009
United Airlines, Inc. (C)	4.375	04-15-26	1,856,000	1,755,973
United Airlines, Inc. (C)	4.625	04-15-29	4,647,000	4,209,450
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	9,765,842	9,618,970
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	3,991,325	3,931,455
US Airways 2012-2 Class A Pass Through Trust (D)	4.625	06-03-25	10,196,501	9,564,472
Professional services 0.1%
CoStar Group, Inc. (C)	2.800	07-15-30	29,716,000	24,351,939
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	29

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services (continued)
TriNet Group, Inc. (C)	3.500	03-01-29	7,774,000	$6,659,494
Trading companies and distributors 1.3%
AerCap Ireland Capital DAC	1.750	01-30-26	25,521,000	22,854,646
AerCap Ireland Capital DAC	2.450	10-29-26	83,808,000	74,732,127
AerCap Ireland Capital DAC	3.000	10-29-28	42,652,000	36,980,709
Air Lease Corp.	2.100	09-01-28	14,336,000	11,836,864
Air Lease Corp.	2.875	01-15-26	12,330,000	11,464,115
Air Lease Corp.	3.625	12-01-27	16,742,000	15,253,934
Ashtead Capital, Inc. (C)	2.450	08-12-31	14,729,000	11,518,255
Ashtead Capital, Inc. (C)	4.250	11-01-29	7,666,000	6,940,933
Ashtead Capital, Inc. (C)	4.375	08-15-27	15,640,000	14,734,787
Ashtead Capital, Inc. (C)	5.550	05-30-33	9,115,000	8,829,714
Beacon Roofing Supply, Inc. (C)	4.125	05-15-29	13,448,000	11,598,900
BlueLinx Holdings, Inc. (C)	6.000	11-15-29	18,852,000	15,929,940
SMBC Aviation Capital Finance DAC (C)	2.300	06-15-28	8,237,000	7,030,207
United Rentals North America, Inc.	3.875	11-15-27	13,783,000	12,750,758
United Rentals North America, Inc.	4.875	01-15-28	8,284,000	7,903,035
Information technology 3.0%				659,010,632
Communications equipment 0.3%
Motorola Solutions, Inc.	2.300	11-15-30	34,267,000	27,706,447
Motorola Solutions, Inc.	2.750	05-24-31	28,486,000	23,461,958
Motorola Solutions, Inc.	4.600	05-23-29	10,368,000	10,144,083
IT services 0.3%
CGI, Inc.	1.450	09-14-26	24,919,000	22,320,957
Gartner, Inc. (C)	4.500	07-01-28	25,252,000	23,772,922
Sabre GLBL, Inc. (C)	7.375	09-01-25	14,309,000	12,100,141
VeriSign, Inc. (D)	2.700	06-15-31	13,953,000	11,625,477
Semiconductors and semiconductor equipment 1.7%
Broadcom, Inc. (C)	3.419	04-15-33	35,997,000	29,896,722
Broadcom, Inc.	4.750	04-15-29	85,868,000	83,696,293
Broadcom, Inc. (C)	4.926	05-15-37	15,585,000	14,016,587
Foundry JV Holdco LLC (C)	5.875	01-25-34	22,311,000	22,038,527
Marvell Technology, Inc.	2.450	04-15-28	31,863,000	27,802,745
Micron Technology, Inc.	4.185	02-15-27	68,119,000	65,630,451
Micron Technology, Inc.	5.327	02-06-29	65,097,000	64,184,571
NXP BV	3.875	06-18-26	32,848,000	31,546,074
Qorvo, Inc. (C)	3.375	04-01-31	16,254,000	13,087,721
Renesas Electronics Corp. (C)	1.543	11-26-24	18,559,000	17,327,677
Software 0.3%
Autodesk, Inc.	2.850	01-15-30	10,308,000	9,111,201
Consensus Cloud Solutions, Inc. (C)	6.500	10-15-28	10,665,000	9,295,481
30	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Oracle Corp.	2.950	04-01-30	51,015,000	$44,636,428
Technology hardware, storage and peripherals 0.4%
CDW LLC	3.250	02-15-29	8,552,000	7,332,192
Dell International LLC	4.900	10-01-26	41,783,000	41,506,991
Dell International LLC	5.300	10-01-29	20,296,000	20,218,401
Western Digital Corp.	4.750	02-15-26	27,865,000	26,550,585
Materials 1.7%				366,350,607
Chemicals 0.2%
Braskem Idesa SAPI (C)	6.990	02-20-32	13,611,000	9,325,843
Braskem Netherlands Finance BV (C)	5.875	01-31-50	24,630,000	19,234,067
OCI NV (C)	6.700	03-16-33	13,932,000	13,644,522
Sasol Financing USA LLC	5.500	03-18-31	14,257,000	11,072,164
Construction materials 0.3%
Cemex SAB de CV (C)	3.875	07-11-31	20,594,000	17,119,722
Cemex SAB de CV (C)	5.200	09-17-30	17,916,000	16,535,905
Standard Industries, Inc. (C)	3.375	01-15-31	8,626,000	6,737,990
Standard Industries, Inc. (C)	4.375	07-15-30	10,985,000	9,275,361
Standard Industries, Inc. (C)	5.000	02-15-27	4,561,000	4,280,766
Containers and packaging 0.3%
Graphic Packaging International LLC (C)	3.500	03-01-29	17,119,000	15,167,203
Mauser Packaging Solutions Holding Company (C)	7.875	08-15-26	10,356,000	10,264,033
Owens-Brockway Glass Container, Inc. (C)(D)	6.625	05-13-27	9,013,000	9,001,734
Owens-Brockway Glass Container, Inc. (C)	7.250	05-15-31	7,132,000	7,256,810
Pactiv Evergreen Group Issuer LLC (C)	4.375	10-15-28	11,571,000	10,070,241
Pactiv Evergreen Group Issuer, Inc. (C)	4.000	10-15-27	24,222,000	21,337,644
Metals and mining 0.9%
Anglo American Capital PLC (C)	4.750	04-10-27	14,781,000	14,419,073
First Quantum Minerals, Ltd. (C)	6.875	03-01-26	9,628,000	9,363,230
First Quantum Minerals, Ltd. (C)	6.875	10-15-27	28,740,000	27,374,850
First Quantum Minerals, Ltd. (C)	7.500	04-01-25	8,966,000	8,947,978
First Quantum Minerals, Ltd. (C)	8.625	06-01-31	11,552,000	11,393,160
Freeport-McMoRan, Inc.	4.250	03-01-30	25,953,000	23,806,819
Freeport-McMoRan, Inc.	4.625	08-01-30	18,994,000	17,784,544
Freeport-McMoRan, Inc.	5.450	03-15-43	30,200,000	27,386,861
Hudbay Minerals, Inc. (C)	4.500	04-01-26	4,708,000	4,314,369
JW Aluminum Continuous Cast Company (C)	10.250	06-01-26	3,648,000	3,629,760
Newmont Corp.	2.800	10-01-29	10,460,000	9,123,410
Novelis Corp. (C)	4.750	01-30-30	28,979,000	25,718,689
Volcan Cia Minera SAA (C)	4.375	02-11-26	4,093,000	2,763,859
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	31

	Rate (%)	Maturity date	Par value^	Value
Real estate 1.5%				$337,429,341
Hotel and resort REITs 0.3%
Host Hotels & Resorts LP	3.375	12-15-29	27,488,000	23,340,677
Host Hotels & Resorts LP	3.500	09-15-30	15,915,000	13,467,261
Host Hotels & Resorts LP	4.500	02-01-26	12,001,000	11,689,974
RHP Hotel Properties LP (C)	4.500	02-15-29	15,671,000	13,856,612
XHR LP (C)	4.875	06-01-29	7,368,000	6,308,850
Residential REITs 0.0%
American Homes 4 Rent LP	4.250	02-15-28	12,929,000	12,126,384
Specialized REITs 1.2%
American Tower Corp.	1.600	04-15-26	15,794,000	14,265,930
American Tower Corp. (D)	3.550	07-15-27	18,925,000	17,699,204
American Tower Corp.	3.800	08-15-29	38,566,000	35,583,633
American Tower Trust I (C)	5.490	03-15-28	27,235,000	27,695,590
Crown Castle, Inc.	3.800	02-15-28	13,032,000	12,252,078
Extra Space Storage LP	5.700	04-01-28	7,283,000	7,381,545
GLP Capital LP	3.250	01-15-32	10,853,000	8,797,926
GLP Capital LP	4.000	01-15-30	10,777,000	9,378,526
GLP Capital LP	5.375	04-15-26	20,353,000	19,769,254
Iron Mountain Information Management Services, Inc. (C)	5.000	07-15-32	4,858,000	4,141,175
Iron Mountain, Inc. (C)	4.875	09-15-29	9,816,000	8,754,307
Iron Mountain, Inc. (C)	5.250	07-15-30	11,787,000	10,559,465
SBA Tower Trust (C)	2.836	01-15-25	22,542,000	21,400,178
SBA Tower Trust (C)	6.599	01-15-28	8,442,000	8,733,060
VICI Properties LP (C)	3.875	02-15-29	13,041,000	11,523,338
VICI Properties LP (C)	4.125	08-15-30	12,630,000	11,070,131
VICI Properties LP (C)	4.625	12-01-29	24,513,000	22,341,424
VICI Properties LP	5.125	05-15-32	5,669,000	5,292,819
Utilities 1.8%				382,179,541
Electric utilities 1.3%
Atlantica Transmision Sur SA (C)	6.875	04-30-43	12,395,723	11,636,485
Duke Energy Corp.	2.450	06-01-30	8,046,000	6,746,444
Emera US Finance LP	3.550	06-15-26	22,002,000	20,824,398
FirstEnergy Corp.	2.650	03-01-30	15,065,000	12,786,419
FirstEnergy Corp.	3.400	03-01-50	5,998,000	3,997,727
Georgia Power Company	4.950	05-17-33	13,396,000	13,207,099
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	7,220,000	6,118,589
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	10,230,000	8,497,600
NextEra Energy Capital Holdings, Inc.	6.051	03-01-25	6,466,000	6,537,502
NRG Energy, Inc. (C)	2.450	12-02-27	22,398,000	19,047,073
NRG Energy, Inc. (C)	3.375	02-15-29	5,134,000	4,232,564
NRG Energy, Inc. (C)	3.625	02-15-31	12,916,000	10,178,186
NRG Energy, Inc. (C)	3.875	02-15-32	25,570,000	19,848,994
32	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
NRG Energy, Inc. (C)	4.450	06-15-29	16,431,000	$14,685,437
NRG Energy, Inc. (C)	7.000	03-15-33	21,814,000	22,009,388
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (C)(E)	10.250	03-15-28	17,139,000	16,239,203
Vistra Operations Company LLC (C)	3.700	01-30-27	43,768,000	40,551,540
Vistra Operations Company LLC (C)	4.300	07-15-29	38,331,000	34,205,107
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	20,313,000	19,552,711
Independent power and renewable electricity producers 0.2%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	16,158,037	14,106,774
DPL, Inc.	4.125	07-01-25	14,640,000	13,960,901
LLPL Capital Pte, Ltd. (C)	6.875	02-04-39	3,008,990	2,691,240
NextEra Energy Operating Partners LP (C)	3.875	10-15-26	16,950,000	15,657,563
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	6,602,000	6,148,113
Multi-utilities 0.2%
Dominion Energy, Inc.	3.375	04-01-30	14,886,000	13,328,688
NiSource, Inc.	1.700	02-15-31	8,046,000	6,306,388
NiSource, Inc.	3.600	05-01-30	15,381,000	14,005,000

NiSource, Inc.	5.250	03-30-28	5,035,000	5,072,408
Municipal bonds 0.2%				$51,981,001
(Cost $60,664,102)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	16,097,000	12,251,250
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	24,729,000	21,605,935
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	6,675,000	5,701,138

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	13,918,000	12,422,678
Term loans (F) 0.0%				$9,932,944
(Cost $11,094,762)
Industrials 0.0%				9,932,944
Professional services 0.0%

CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	8.638	06-02-28	11,136,337	9,932,944
Collateralized mortgage obligations 5.6%				$1,211,874,569
(Cost $1,553,435,354)
Commercial and residential 4.3%				935,023,880
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (C)(G)	0.990	04-25-53	7,774,082	7,016,986
Series 2021-2, Class A1 (C)(G)	0.985	04-25-66	7,409,696	6,117,288
Series 2021-4, Class A1 (C)(G)	1.035	01-20-65	16,893,913	13,448,707
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	33

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-5, Class A1 (C)(G)	0.951	07-25-66	21,251,570	$17,482,362
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (C)(G)	1.175	10-25-48	12,916,702	10,437,699
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(G)	3.719	11-05-32	11,565,000	6,123,449
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	15,513,000	14,865,618
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	10,908,000	10,091,237
BBCMS Trust
Series 2015-SRCH, Class D (C)(G)	4.957	08-10-35	15,436,000	12,962,171
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR8, Class X1 IO (C)	0.716	06-11-41	5,607	6
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	19,471,053	18,692,357
Series 2019-B13, Class A2	2.889	08-15-57	20,055,000	19,299,009
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (B)(C)	7.378	05-15-39	7,240,000	7,125,648
BPR Trust
Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) (B)(C)	6.957	04-15-37	41,504,000	40,210,113
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (C)(G)	0.941	02-25-49	9,393,165	8,214,946
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (C)	0.179	01-10-35	123,773,000	14,890
BX Commercial Mortgage Trust
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (B)(C)	6.207	09-15-36	23,449,000	22,181,696
BX Trust
Series 2022-CLS, Class A (C)	5.760	10-13-27	19,433,000	18,842,806
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(C)	6.857	12-15-37	6,315,000	6,187,759
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (B)(C)	7.657	12-15-37	12,809,000	12,318,606
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class A (C)	4.149	01-10-36	10,996,000	10,901,461
Series 2023-SMRT, Class A (C)(G)	6.015	06-10-28	15,194,000	15,429,194
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (C)(G)	0.924	08-25-66	14,090,035	10,911,707
Series 2021-3, Class A1 (C)(G)	0.956	09-27-66	20,527,725	16,236,581
Series 2021-HX1, Class A1 (C)(G)	1.110	10-25-66	16,246,146	13,168,051
COLT Trust
Series 2020-RPL1, Class A1 (C)(G)	1.390	01-25-65	29,506,881	24,467,088
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class XA IO	1.226	10-15-45	8,005,583	80
Series 2014-CR15, Class XA IO	0.609	02-10-47	48,599,661	103,770
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.432	05-10-51	222,413,781	3,953,405
34	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(G)	4.394	08-10-30	18,413,000	$14,178,010
Series 2017-PANW, Class A (C)	3.244	10-10-29	7,264,000	6,820,915
Series 2020-CBM, Class A2 (C)	2.896	02-10-37	14,666,000	13,742,434
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(C)	6.707	05-15-36	23,760,886	23,459,999
Series 2020-NET, Class A (C)	2.257	08-15-37	7,038,652	6,321,462
Series 2021-NQM2, Class A1 (C)(G)	1.179	02-25-66	12,623,225	10,624,337
Series 2021-NQM3, Class A1 (C)(G)	1.015	04-25-66	11,162,750	9,082,037
Series 2021-NQM5, Class A1 (C)(G)	0.938	05-25-66	8,006,836	6,294,490
Series 2021-NQM6, Class A1 (C)(G)	1.174	07-25-66	20,668,752	16,546,163
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (C)(G)	0.797	02-25-66	5,137,849	4,304,782
Series 2021-2, Class A1 (C)(G)	0.931	06-25-66	13,525,225	10,878,312
Flagstar Mortgage Trust
Series 2021-1, Class A2 (C)(G)	2.500	02-01-51	26,912,713	21,833,988
GCAT Trust
Series 2021-NQM1, Class A1 (C)(G)	0.874	01-25-66	8,683,163	7,315,824
Series 2021-NQM2, Class A1 (C)(G)	1.036	05-25-66	9,919,643	8,187,360
Series 2021-NQM3, Class A1 (C)(G)	1.091	05-25-66	15,678,130	12,812,513
GS Mortgage Securities Trust
Series 2011-GC5, Class XA IO (C)	0.089	08-10-44	3,034,762	30
Series 2015-590M, Class C (C)(G)	3.805	10-10-35	6,950,000	6,041,146
Series 2017-485L, Class C (C)(G)	3.982	02-10-37	6,670,000	5,700,329
Series 2019-GC40, Class A2	2.971	07-10-52	13,593,000	13,068,945
Series 2020-UPTN, Class A (C)	2.751	02-10-37	13,326,000	12,298,196
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (C)(G)	1.382	09-27-60	2,797,910	2,543,554
Series 2021-NQM1, Class A1 (C)(G)	1.017	07-25-61	6,667,548	5,746,831
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-47	17,142,480	178,486
Series 2007-4, Class ES IO	0.350	07-19-47	17,638,280	231,742
Series 2007-6, Class ES IO (C)	0.343	08-19-37	18,119,854	224,028
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (C)(G)	1.071	06-25-56	9,435,726	7,965,430
IMT Trust
Series 2017-APTS, Class AFX (C)	3.478	06-15-34	7,744,000	7,474,778
Series 2017-APTS, Class CFX (C)(G)	3.497	06-15-34	6,867,000	6,551,908
Irvine Core Office Trust
Series 2013-IRV, Class XA IO (C)	1.105	05-15-48	30,392	0
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	15,435,000	14,030,307
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (B)(C)	6.607	05-15-36	11,580,000	11,385,712
Life Mortgage Trust
Series 2021-BMR, Class A (1 month CME Term SOFR + 0.814%) (B)(C)	5.873	03-15-38	5,042,637	4,912,716
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	35

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-BMR, Class D (1 month CME Term SOFR + 1.514%) (B)(C)	6.573	03-15-38	19,530,634	$18,721,665
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (B)(C)	6.355	05-15-39	33,864,000	33,149,801
MFA Trust
Series 2021-NQM1, Class A1 (C)(G)	1.153	04-25-65	7,547,146	6,612,936
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(G)	3.790	11-15-32	9,223,000	6,597,153
Series 2018-ALXA, Class C (C)(G)	4.316	01-15-43	7,402,000	6,265,370
NYMT Loan Trust
Series 2022-CP1, Class A1 (C)	2.042	07-25-61	10,342,697	9,325,241
OBX Trust
Series 2020-EXP2, Class A3 (C)(G)	2.500	05-25-60	5,845,498	4,892,765
Series 2021-NQM2, Class A1 (C)(G)	1.101	05-25-61	14,515,884	11,575,422
Series 2021-NQM3, Class A1 (C)(G)	1.054	07-25-61	22,489,086	17,170,262
One Market Plaza Trust
Series 2017-1MKT, Class D (C)	4.146	02-10-32	5,035,000	4,260,967
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (C)(G)	2.000	01-25-36	22,359,987	19,217,481
SLG Office Trust
Series 2021-OVA, Class D (C)	2.851	07-15-41	22,906,000	16,803,638
SMRT
Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) (B)(C)	6.060	01-15-39	28,123,000	27,276,785
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (C)(G)	2.447	12-25-66	23,219,776	19,950,427
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(G)	4.034	10-25-53	7,568,000	7,322,305
Series 2015-2, Class 1M2 (C)(G)	3.533	11-25-60	7,169,162	7,009,420
Series 2017-2, Class A1 (C)(G)	2.750	04-25-57	212,777	209,966
Series 2018-1, Class A1 (C)(G)	3.000	01-25-58	1,910,614	1,849,286
Series 2018-4, Class A1 (C)(G)	3.000	06-25-58	12,421,550	11,448,650
Series 2018-5, Class A1A (C)(G)	3.250	07-25-58	1,293,580	1,242,803
Series 2018-6, Class A1A (C)(G)	3.750	03-25-58	8,340,533	8,080,373
Series 2019-1, Class A1 (C)(G)	3.750	03-25-58	10,414,977	9,841,382
Series 2019-4, Class A1 (C)(G)	2.900	10-25-59	11,164,836	10,395,581
Series 2020-4, Class A1 (C)	1.750	10-25-60	16,764,398	14,657,119
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (C)	1.218	05-25-65	4,347,855	3,935,029
Series 2021-3, Class A1 (C)(G)	1.046	06-25-66	16,144,473	13,447,683
Series 2021-4, Class A1 (C)(G)	0.938	07-25-66	9,484,217	7,541,872
Series 2021-5, Class A1 (C)(G)	1.013	09-25-66	15,821,176	12,809,788
Series 2021-R1, Class A1 (C)(G)	0.820	10-25-63	6,544,448	5,851,173
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class XA IO (C)	1.151	12-15-45	1,601,518	16
Series 2013-C16, Class XA IO	0.535	09-15-46	6,719,504	67
36	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency 1.3%				$276,850,689
Federal Home Loan Mortgage Corp.
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%) (B)(C)	7.373	02-25-42	16,878,000	16,661,680
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%) (B)(C)	7.873	04-25-42	4,705,000	4,690,326
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (B)(C)	8.323	05-25-42	12,100,000	12,220,909
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%) (B)(C)	9.473	06-25-42	16,090,000	16,884,524
Series K038, Class X1 IO	1.075	03-25-24	166,040,006	879,215
Series KS03, Class X IO	0.193	08-25-25	17,262,197	72,693
Series T-41, Class 3A (G)	4.310	07-25-32	763	731
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	81	83
Series 427, Class C20 IO	2.000	02-25-51	142,661,260	18,866,103
Series 427, Class C77 IO	2.500	09-25-51	67,069,793	9,786,303
Government National Mortgage Association
Series 2008-90, Class IO	2.011	12-16-50	2,028,140	253,589
Series 2012-114, Class IO	0.608	01-16-53	8,199,063	125,044
Series 2012-120, Class IO	0.641	02-16-53	4,017,181	63,179
Series 2012-70, Class IO	0.094	08-16-52	294,172	155
Series 2013-63, Class IO	0.745	09-16-51	4,455,621	93,557
Series 2016-174, Class IO	0.892	11-16-56	26,385,630	1,050,119
Series 2017-109, Class IO	0.230	04-16-57	42,640,747	779,375
Series 2017-124, Class IO	0.619	01-16-59	39,431,833	1,174,016
Series 2017-135, Class IO	0.720	10-16-58	50,832,515	2,037,992
Series 2017-140, Class IO	0.486	02-16-59	22,859,375	746,235
Series 2017-159, Class IO	0.434	06-16-59	34,165,965	1,052,182
Series 2017-169, Class IO	0.587	01-16-60	85,917,873	2,825,762
Series 2017-20, Class IO	0.530	12-16-58	79,381,398	1,981,804
Series 2017-22, Class IO	0.757	12-16-57	10,406,477	374,841
Series 2017-41, Class IO	0.594	07-16-58	31,943,955	871,626
Series 2017-46, Class IO	0.698	11-16-57	54,451,246	1,999,292
Series 2017-61, Class IO	0.745	05-16-59	19,411,751	707,077
Series 2017-74, Class IO	0.446	09-16-58	43,071,514	970,836
Series 2017-89, Class IO	0.495	07-16-59	35,983,484	1,097,745
Series 2018-114, Class IO	0.710	04-16-60	38,202,701	1,511,922
Series 2018-158, Class IO	0.773	05-16-61	78,079,226	3,793,097
Series 2018-35, Class IO	0.530	03-16-60	74,406,197	2,694,635
Series 2018-43, Class IO	0.438	05-16-60	93,880,430	3,066,501
Series 2018-68, Class IO	0.423	01-16-60	12,846,556	417,949
Series 2018-69, Class IO	0.611	04-16-60	33,266,446	1,501,049
Series 2018-81, Class IO	0.475	01-16-60	20,733,701	807,482
Series 2018-9, Class IO	0.443	01-16-60	57,034,609	1,718,561
Series 2018-99, Class IO	0.472	06-16-60	50,162,149	1,772,033
Series 2019-131, Class IO	0.802	07-16-61	63,929,059	3,471,361
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	37

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2020-100, Class IO	0.783	05-16-62	75,793,474	$4,408,982
Series 2020-108, Class IO	0.847	06-16-62	188,919,309	11,086,786
Series 2020-114, Class IO	0.800	09-16-62	181,639,953	11,026,998
Series 2020-118, Class IO	0.881	06-16-62	152,352,407	9,331,829
Series 2020-119, Class IO	0.602	08-16-62	76,309,427	3,771,242
Series 2020-120, Class IO	0.761	05-16-62	42,478,661	2,453,219
Series 2020-137, Class IO	0.795	09-16-62	256,464,143	14,369,506
Series 2020-150, Class IO	0.961	12-16-62	124,371,500	8,771,002
Series 2020-170, Class IO	0.833	11-16-62	167,443,734	10,549,508
Series 2020-92, Class IO	0.878	02-16-62	31,251,812	2,036,777
Series 2021-110, Class IO	0.872	11-16-63	98,835,964	6,490,479
Series 2021-163, Class IO	0.800	03-16-64	119,928,300	7,516,374
Series 2021-183, Class IO	0.871	01-16-63	91,089,593	5,874,231
Series 2021-3, Class IO	0.867	09-16-62	214,295,936	13,688,731
Series 2021-40, Class IO	0.824	02-16-63	56,972,912	3,599,070
Series 2022-150, Class IO	0.823	06-16-64	22,379,650	1,491,165
Series 2022-17, Class IO	0.802	06-16-64	140,089,798	9,217,587
Series 2022-181, Class IO	0.715	07-16-64	69,158,292	5,076,620
Series 2022-21, Class IO	0.783	10-16-63	61,628,576	3,941,930
Series 2022-53, Class IO	0.712	06-16-64	231,211,654	12,767,554

Series 2022-57, Class IO	0.756	09-16-63	169,901,657	10,359,516
Asset backed securities 6.0%				$1,293,344,853
(Cost $1,450,971,678)
Asset backed securities 6.0%				1,293,344,853
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (C)	3.199	12-20-30	9,084,000	8,449,610
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (C)	1.937	08-15-46	48,454,000	42,689,103
AMSR Trust
Series 2020-SFR4, Class A (C)	1.355	11-17-37	9,927,000	9,010,202
Series 2021-SFR4, Class A (C)	2.117	12-17-38	5,614,000	5,002,198
Applebee’s Funding LLC
Series 2023-1A, Class A2 (C)	7.824	03-05-53	13,242,000	13,235,882
Aqua Finance Trust
Series 2021-A, Class A (C)	1.540	07-17-46	9,594,825	8,542,047
Arby’s Funding LLC
Series 2020-1A, Class A2 (C)	3.237	07-30-50	33,831,330	29,615,540
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (C)	2.360	03-20-26	30,746,000	29,045,134
Series 2020-1A, Class A (C)	2.330	08-20-26	23,406,000	21,870,569
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (C)	3.280	09-26-33	7,283,055	6,887,364
CARS-DB4 LP
Series 2020-1A, Class B1 (C)	4.170	02-15-50	21,876,000	20,418,713
38	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (C)	1.690	07-15-60	32,673,044	$29,503,203
Series 2021-1A, Class A1 (C)	1.530	03-15-61	31,424,971	27,453,348
Chase Auto Credit Linked Notes
Series 2021-3, Class B (C)	0.760	02-26-29	8,299,694	7,856,716
CLI Funding VI LLC
Series 2020-1A, Class A (C)	2.080	09-18-45	35,620,700	31,234,453
CLI Funding VIII LLC
Series 2021-1A, Class A (C)	1.640	02-18-46	27,030,805	23,367,966
Series 2022-1A, Class A (C)	2.720	01-18-47	19,710,690	17,168,271
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	69,188	68,136
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (C)	4.300	04-20-48	26,881,000	24,160,584
DataBank Issuer
Series 2021-1A, Class A2 (C)	2.060	02-27-51	16,189,140	14,343,151
Series 2021-1A, Class C (C)	4.430	02-27-51	3,400,000	2,945,815
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	11,734,788	10,863,397
Series 2021-1A, Class A2I (C)	2.045	11-20-51	51,493,830	45,252,366
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	6,825,000	5,963,627
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (C)	4.118	07-25-47	35,125,720	32,909,076
Series 2021-1A, Class A2I (C)	2.662	04-25-51	24,208,940	20,840,823
Driven Brands Funding LLC
Series 2020-2A, Class A2 (C)	3.237	01-20-51	21,839,305	18,837,864
Series 2021-1A, Class A2 (C)	2.791	10-20-51	30,457,185	25,100,984
ExteNet LLC
Series 2019-1A, Class C (C)	5.219	07-26-49	7,100,000	6,700,326
FirstKey Homes Trust
Series 2020-SFR1, Class A (C)	1.339	08-17-37	39,037,256	35,647,522
Series 2020-SFR2, Class A (C)	1.266	10-19-37	25,534,190	23,111,240
Series 2021-SFR1, Class A (C)	1.538	08-17-38	18,535,282	16,363,231
Series 2021-SFR1, Class D (C)	2.189	08-17-38	23,526,000	20,306,027
Five Guys Funding LLC
Series 2017-1A, Class A2 (C)	4.600	07-25-47	16,942,985	16,498,977
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	22,181,000	20,545,684
Series 2021-1A, Class A2 (C)	2.773	04-20-29	24,582,000	22,794,576
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	21,357,000	19,587,421
Hilton Grand Vacations Trust
Series 2018-AA, Class A (C)	3.540	02-25-32	3,629,126	3,502,817
Series 2022-1D, Class B (C)	4.100	06-20-34	2,175,760	2,065,098
Home Partners of America Trust
Series 2021-2, Class A (C)	1.901	12-17-26	10,314,669	9,116,956
Hotwire Funding LLC
Series 2021-1, Class C (C)	4.459	11-20-51	4,950,000	4,177,765
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	39

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	8,539,440	$7,735,964
Series 2022-1A, Class A2I (C)	3.445	02-26-52	27,487,200	24,381,229
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (C)	2.730	10-25-48	1,505,991	1,455,943
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (C)	6.560	04-20-53	15,591,000	15,410,347
MVW Owner Trust
Series 2018-1A, Class A (C)	3.450	01-21-36	6,990,944	6,786,194
Navient Private Education Loan Trust
Series 2016-AA, Class A2A (C)	3.910	12-15-45	3,295,295	3,183,171
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (C)	2.600	08-15-68	9,655,258	8,946,933
Navient Student Loan Trust
Series 2020-2A, Class A1A (C)	1.320	08-26-69	16,147,295	13,735,464
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	41,916,560	35,234,012
Series 2022-1A, Class A2 (C)	3.695	01-30-52	18,351,700	15,185,848
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (C)	1.910	10-20-61	41,424,000	35,739,600
Series 2021-1, Class B1 (C)	2.410	10-20-61	12,548,000	10,525,950
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (C)	3.104	07-25-26	4,963,048	4,416,794
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (C)	4.459	02-15-27	3,732,281	3,702,886
Series 2020-1A, Class A2 (C)	3.101	02-15-28	1,441,568	1,427,881
Progress Residential Trust
Series 2020-SFR1, Class A (C)	1.732	04-17-37	15,458,792	14,369,273
Series 2021-SFR8, Class B (C)	1.681	10-17-38	13,890,000	12,053,334
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	5.434	08-25-35	2,159,680	2,113,291
SCF Equipment Leasing LLC
Series 2021-1A, Class E (C)	3.560	08-20-32	3,300,000	3,027,282
Sesac Finance LLC
Series 2019-1, Class A2 (C)	5.216	07-25-49	30,128,175	28,356,548
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class D (C)	5.200	09-20-35	1,083,736	1,057,037
Series 2019-1A, Class A (C)	3.200	01-20-36	1,855,280	1,785,686
Series 2021-1A, Class D (C)	3.170	11-20-37	1,773,565	1,619,834
SMB Private Education Loan Trust
Series 2019-B, Class A2A (C)	2.840	06-15-37	17,293,766	16,249,259
Series 2020-PTA, Class A2A (C)	1.600	09-15-54	16,722,919	14,983,187
Series 2021-A, Class APT2 (C)	1.070	01-15-53	11,395,550	9,975,606
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	26,935,332	24,554,492
Series 2021-1A, Class A2I (C)	2.190	08-20-51	22,654,033	18,325,595
Sunbird Engine Finance LLC
Series 2020-1A, Class A (C)	3.671	02-15-45	8,516,207	7,143,367
40	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Taco Bell Funding LLC
Series 2021-1A, Class A2I (C)	1.946	08-25-51	44,622,470	$38,698,882
TIF Funding II LLC
Series 2021-1A, Class A (C)	1.650	02-20-46	17,895,075	15,128,282
Triton Container Finance VIII LLC
Series 2020-1A, Class A (C)	2.110	09-20-45	38,981,413	33,944,356
Series 2021-1A, Class A (C)	1.860	03-20-46	23,199,037	19,799,427
Vantage Data Centers LLC
Series 2020-1A, Class A2 (C)	1.645	09-15-45	26,045,000	23,412,142
Series 2020-2A, Class A2 (C)	1.992	09-15-45	20,898,000	17,790,003
VR Funding LLC
Series 2020-1A, Class A (C)	2.790	11-15-50	26,659,867	23,374,985
Wendy’s Funding LLC
Series 2021-1A, Class A2I (C)	2.370	06-15-51	25,410,398	21,302,273
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	7,003,449	5,958,675
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (C)	3.238	07-30-51	20,852,580	17,400,039

	Shares	Value
Common stocks 0.1%		$17,733,651
(Cost $44,215,344)
Energy 0.0%		1,842,615
Oil, gas and consumable fuels 0.0%
Altera Infrastructure LP (H)	68,245	1,842,615
Utilities 0.1%		15,891,036
Multi-utilities 0.1%

Algonquin Power & Utilities Corp.	537,950	15,891,036
Preferred securities 0.1%		$20,012,302
(Cost $25,633,341)
Communication services 0.0%		6,198,968
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	468,200	6,198,968
Financials 0.0%		2,409,605
Banks 0.0%
Wells Fargo & Company, 7.500%	2,139	2,409,605
Utilities 0.1%		11,403,729
Multi-utilities 0.1%
NiSource, Inc., 7.750%	111,900	11,403,729

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	41

	Par value^	Value
Escrow certificates 0.0%		$38,202
(Cost $0)
LSC Communications, Inc. (C)(H)(I)	19,591,000	38,202

	Yield (%)	Shares	Value
Short-term investments 2.5%			$541,208,050
(Cost $541,195,350)
Short-term funds 2.5%			541,208,050
John Hancock Collateral Trust (J)	4.5317(K)	54,145,712	541,208,050

Total investments (Cost $23,887,611,927) 101.4%	$21,974,434,409
Other assets and liabilities, net (1.4%)	(293,586,258)
Total net assets 100.0%	$21,680,848,151

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (0.0%)				$(1,933,906)
(Proceeds received $1,948,384)
U.S. Government Agency (0.0%)				(1,933,906)
Federal National Mortgage Association (A)	4.500	TBA	(2,000,000)	(1,933,906)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,126,232,206 or 23.6% of the fund’s net assets as of 5-31-23.
(D)	All or a portion of this security is on loan as of 5-31-23.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
42	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $48,039,361.
(K)	The rate shown is the annualized seven-day yield as of 5-31-23.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	43

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	3,000	Long	Sep 2023	$342,397,193	$343,406,250	$1,009,057
						$1,009,057
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 5-31-23, the aggregate cost of investments for federal income tax purposes was $23,971,077,869. Net unrealized depreciation aggregated to $1,997,568,309, of which $71,349,019 related to gross unrealized appreciation and $2,068,917,328 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
44	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-23

Assets
Unaffiliated investments, at value (Cost $23,346,416,577) including $47,054,161 of securities loaned	$21,433,226,359
Affiliated investments, at value (Cost $541,195,350)	541,208,050
Total investments, at value (Cost $23,887,611,927)	21,974,434,409
Receivable for futures variation margin	1,355,064
Collateral held at broker for futures contracts	6,525,000
Dividends and interest receivable	156,986,281
Receivable for fund shares sold	57,280,542
Receivable for investments sold	160,507,865
Receivable for securities lending income	18,652
Other assets	2,260,748
Total assets	22,359,368,561
Liabilities
Payable for sale commitments outstanding, at value (Proceeds received $1,948,384)	1,933,906
Due to custodian	225,836
Distributions payable	1,288,530
Payable for investments purchased	34,576,273
Payable for delayed delivery securities purchased	559,504,061
Payable for fund shares repurchased	28,905,575
Payable upon return of securities loaned	48,047,201
Payable to affiliates
Accounting and legal services fees	1,634,556
Transfer agent fees	839,327
Distribution and service fees	115,249
Trustees’ fees	39,758
Other liabilities and accrued expenses	1,410,138
Total liabilities	678,520,410
Net assets	$21,680,848,151
Net assets consist of
Paid-in capital	$25,655,505,100
Total distributable earnings (loss)	(3,974,656,949)
Net assets	$21,680,848,151

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	45

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,756,019,983 ÷ 130,507,122 shares)[1]	$13.46
Class C ($114,772,425 ÷ 8,529,760 shares)[1]	$13.46
Class I ($5,678,096,800 ÷ 421,952,147 shares)	$13.46
Class R2 ($61,488,157 ÷ 4,564,352 shares)	$13.47
Class R4 ($40,059,632 ÷ 2,973,100 shares)	$13.47
Class R6 ($10,572,825,549 ÷ 784,308,738 shares)	$13.48
Class NAV ($3,457,585,605 ÷ 256,594,272 shares)	$13.47
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$14.02

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
46	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 5-31-23

Investment income
Interest	$831,309,734
Dividends from affiliated investments	21,498,608
Dividends	4,103,473
Securities lending	281,918
Less foreign taxes withheld	(255,146)
Total investment income	856,938,587
Expenses
Investment management fees	64,984,473
Distribution and service fees	7,099,489
Accounting and legal services fees	4,085,795
Transfer agent fees	9,195,816
Trustees’ fees	495,696
Custodian fees	2,322,638
State registration fees	493,653
Printing and postage	912,609
Professional fees	822,631
Other	1,015,771
Total expenses	91,428,571
Less expense reductions	(1,786,534)
Net expenses	89,642,037
Net investment income	767,296,550
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,163,974,372)
Affiliated investments	(17,098)
Futures contracts	(8,657,772)
(1,172,649,242)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(151,702,175)
Affiliated investments	(4,648)
Futures contracts	3,213,316
(148,493,507)
Net realized and unrealized loss	(1,321,142,749)
Decrease in net assets from operations	$(553,846,199)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	47

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-23	Year ended 5-31-22
Increase (decrease) in net assets
From operations
Net investment income	$767,296,550	$699,888,088
Net realized loss	(1,172,649,242)	(547,584,910)
Change in net unrealized appreciation (depreciation)	(148,493,507)	(2,301,596,492)
Decrease in net assets resulting from operations	(553,846,199)	(2,149,293,314)
Distributions to shareholders
From earnings
Class A	(63,757,412)	(77,534,219)
Class C	(3,905,382)	(6,130,537)
Class I	(201,997,085)	(245,100,676)
Class R2	(2,028,089)	(3,147,279)
Class R4	(2,273,252)	(2,852,798)
Class R6	(408,347,290)	(453,555,668)
Class NAV	(141,883,232)	(171,035,504)
Total distributions	(824,191,742)	(959,356,681)
From fund share transactions	1,187,915,822	1,386,551,880
Total decrease	(190,122,119)	(1,722,098,115)
Net assets
Beginning of year	21,870,970,270	23,593,068,385
End of year	$21,680,848,151	$21,870,970,270
48	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$14.34	$16.32	$16.37	$15.83	$15.41
Net investment income[1]	0.46	0.41	0.44	0.45	0.49
Net realized and unrealized gain (loss) on investments	(0.85)	(1.82)	0.19	0.68	0.46
Total from investment operations	(0.39)	(1.41)	0.63	1.13	0.95
Less distributions
From net investment income	(0.49)	(0.48)	(0.50)	(0.49)	(0.53)
From net realized gain	—	(0.09)	(0.18)	(0.10)	—
Total distributions	(0.49)	(0.57)	(0.68)	(0.59)	(0.53)
Net asset value, end of period	$13.46	$14.34	$16.32	$16.37	$15.83
Total return (%)[2,3]	(2.66)	(8.89)	3.83	7.22	6.33
Ratios and supplemental data
Net assets, end of period (in millions)	$1,756	$1,903	$2,139	$2,100	$1,688
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.76	0.78	0.79	0.78
Expenses including reductions	0.77	0.76	0.77	0.78	0.78
Net investment income	3.35	2.56	2.65	2.82	3.21
Portfolio turnover (%)	108	110	98	125	106

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	49

CLASS C SHARES Period ended	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$14.34	$16.32	$16.37	$15.84	$15.41
Net investment income[1]	0.36	0.29	0.32	0.34	0.39
Net realized and unrealized gain (loss) on investments	(0.84)	(1.81)	0.19	0.66	0.46
Total from investment operations	(0.48)	(1.52)	0.51	1.00	0.85
Less distributions
From net investment income	(0.40)	(0.37)	(0.38)	(0.37)	(0.42)
From net realized gain	—	(0.09)	(0.18)	(0.10)	—
Total distributions	(0.40)	(0.46)	(0.56)	(0.47)	(0.42)
Net asset value, end of period	$13.46	$14.34	$16.32	$16.37	$15.84
Total return (%)[2,3]	(3.34)	(9.53)	3.10	6.41	5.66
Ratios and supplemental data
Net assets, end of period (in millions)	$115	$164	$239	$278	$252
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48	1.46	1.48	1.49	1.48
Expenses including reductions	1.47	1.46	1.47	1.48	1.48
Net investment income	2.63	1.85	1.94	2.11	2.51
Portfolio turnover (%)	108	110	98	125	106

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
50	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$14.35	$16.33	$16.37	$15.84	$15.41
Net investment income[1]	0.50	0.45	0.49	0.50	0.53
Net realized and unrealized gain (loss) on investments	(0.86)	(1.81)	0.20	0.67	0.47
Total from investment operations	(0.36)	(1.36)	0.69	1.17	1.00
Less distributions
From net investment income	(0.53)	(0.53)	(0.55)	(0.54)	(0.57)
From net realized gain	—	(0.09)	(0.18)	(0.10)	—
Total distributions	(0.53)	(0.62)	(0.73)	(0.64)	(0.57)
Net asset value, end of period	$13.46	$14.35	$16.33	$16.37	$15.84
Total return (%)[2]	(2.44)	(8.61)	4.20	7.47	6.70
Ratios and supplemental data
Net assets, end of period (in millions)	$5,678	$5,375	$6,244	$4,693	$2,928
Ratios (as a percentage of average net assets):
Expenses before reductions	0.48	0.46	0.48	0.49	0.50
Expenses including reductions	0.47	0.46	0.47	0.48	0.49
Net investment income	3.65	2.86	2.95	3.11	3.48
Portfolio turnover (%)	108	110	98	125	106

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	51

CLASS R2 SHARES Period ended	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$14.36	$16.34	$16.39	$15.85	$15.42
Net investment income[1]	0.45	0.39	0.43	0.44	0.48
Net realized and unrealized gain (loss) on investments	(0.86)	(1.81)	0.18	0.67	0.47
Total from investment operations	(0.41)	(1.42)	0.61	1.11	0.95
Less distributions
From net investment income	(0.48)	(0.47)	(0.48)	(0.47)	(0.52)
From net realized gain	—	(0.09)	(0.18)	(0.10)	—
Total distributions	(0.48)	(0.56)	(0.66)	(0.57)	(0.52)
Net asset value, end of period	$13.47	$14.36	$16.34	$16.39	$15.85
Total return (%)[2]	(2.81)	(8.96)	3.73	7.12	6.29
Ratios and supplemental data
Net assets, end of period (in millions)	$61	$65	$111	$105	$86
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.86	0.87	0.87	0.88
Expenses including reductions	0.85	0.85	0.86	0.87	0.88
Net investment income	3.27	2.44	2.56	2.73	3.11
Portfolio turnover (%)	108	110	98	125	106

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
52	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$14.37	$16.35	$16.39	$15.86	$15.43
Net investment income[1]	0.47	0.44	0.47	0.48	0.52
Net realized and unrealized gain (loss) on investments	(0.85)	(1.82)	0.19	0.66	0.47
Total from investment operations	(0.38)	(1.38)	0.66	1.14	0.99
Less distributions
From net investment income	(0.52)	(0.51)	(0.52)	(0.51)	(0.56)
From net realized gain	—	(0.09)	(0.18)	(0.10)	—
Total distributions	(0.52)	(0.60)	(0.70)	(0.61)	(0.56)
Net asset value, end of period	$13.47	$14.37	$16.35	$16.39	$15.86
Total return (%)[2]	(2.64)	(8.72)	4.05	7.32	6.55
Ratios and supplemental data
Net assets, end of period (in millions)	$40	$81	$62	$55	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72	0.71	0.72	0.72	0.74
Expenses including reductions	0.61	0.60	0.61	0.62	0.63
Net investment income	3.45	2.76	2.81	2.99	3.36
Portfolio turnover (%)	108	110	98	125	106

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	53

CLASS R6 SHARES Period ended	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$14.37	$16.35	$16.40	$15.86	$15.43
Net investment income[1]	0.51	0.47	0.51	0.52	0.55
Net realized and unrealized gain (loss) on investments	(0.85)	(1.81)	0.19	0.67	0.47
Total from investment operations	(0.34)	(1.34)	0.70	1.19	1.02
Less distributions
From net investment income	(0.55)	(0.55)	(0.57)	(0.55)	(0.59)
From net realized gain	—	(0.09)	(0.18)	(0.10)	—
Total distributions	(0.55)	(0.64)	(0.75)	(0.65)	(0.59)
Net asset value, end of period	$13.48	$14.37	$16.35	$16.40	$15.86
Total return (%)[2]	(2.32)	(8.50)	4.25	7.65	6.81
Ratios and supplemental data
Net assets, end of period (in millions)	$10,573	$10,523	$10,341	$7,305	$6,560
Ratios (as a percentage of average net assets):
Expenses before reductions	0.37	0.36	0.37	0.37	0.39
Expenses including reductions	0.36	0.35	0.36	0.37	0.38
Net investment income	3.76	2.97	3.05	3.22	3.61
Portfolio turnover (%)	108	110	98	125	106

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
54	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$14.37	$16.35	$16.39	$15.86	$15.43
Net investment income[1]	0.51	0.47	0.51	0.52	0.56
Net realized and unrealized gain (loss) on investments	(0.86)	(1.81)	0.20	0.67	0.47
Total from investment operations	(0.35)	(1.34)	0.71	1.19	1.03
Less distributions
From net investment income	(0.55)	(0.55)	(0.57)	(0.56)	(0.60)
From net realized gain	—	(0.09)	(0.18)	(0.10)	—
Total distributions	(0.55)	(0.64)	(0.75)	(0.66)	(0.60)
Net asset value, end of period	$13.47	$14.37	$16.35	$16.39	$15.86
Total return (%)[2]	(2.38)	(8.49)	4.32	7.60	6.83
Ratios and supplemental data
Net assets, end of period (in millions)	$3,458	$3,759	$4,458	$3,739	$4,461
Ratios (as a percentage of average net assets):
Expenses before reductions	0.36	0.35	0.36	0.36	0.37
Expenses including reductions	0.35	0.34	0.35	0.35	0.37
Net investment income	3.77	2.98	3.07	3.23	3.63
Portfolio turnover (%)	108	110	98	125	106

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	55

Notes to financial statements
Note 1—Organization
John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
56	JOHN HANCOCK Bond Fund | ANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2023, by major security category or type:
	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$10,206,823,459	—	$10,206,823,459	—
Foreign government obligations	37,558,204	—	37,558,204	—
Corporate bonds	8,583,927,174	—	8,583,927,174	—
Municipal bonds	51,981,001	—	51,981,001	—
Term loans	9,932,944	—	9,932,944	—
Collateralized mortgage obligations	1,211,874,569	—	1,211,874,569	—
Asset backed securities	1,293,344,853	—	1,293,344,853	—
Common stocks	17,733,651	$15,891,036	1,842,615	—
Preferred securities	20,012,302	20,012,302	—	—
Escrow certificates	38,202	—	—	$38,202
Short-term investments	541,208,050	541,208,050	—	—
Total investments in securities	$21,974,434,409	$577,111,388	$21,397,284,819	$38,202
Liabilities
Sale commitments outstanding	$(1,933,906)	—	$(1,933,906)	—
Derivatives:
Assets
Futures	1,009,057	$1,009,057	—	—
ANNUAL REPORT | JOHN HANCOCK Bond Fund	57

When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in
58	JOHN HANCOCK Bond Fund | ANNUAL REPORT

short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of May 31, 2023, the fund loaned securities valued at $47,054,161 and received $48,047,201 of cash collateral.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit.The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2023, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2023 were $66,023.
ANNUAL REPORT | JOHN HANCOCK Bond Fund	59

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2023, the fund has a short-term capital loss carryforward of $1,245,073,727 and a long-term capital loss carryforward of $743,979,165 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2023 and 2022 was as follows:
	May 31, 2023	May 31, 2022
Ordinary income	$824,191,742	$815,049,274
Long-term capital gains	—	144,307,407
Total	$824,191,742	$959,356,681
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2023, the components of distributable earnings on a tax basis consisted of $13,252,782 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of
60	JOHN HANCOCK Bond Fund | ANNUAL REPORT

the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended May 31, 2023, the fund used futures contracts to manage the duration of the fund. The fund held futures contracts with USD notional values ranging from $44.2 million to $343.4 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at May 31, 2023 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$1,009,057	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
ANNUAL REPORT | JOHN HANCOCK Bond Fund	61

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2023:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$(8,657,772)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2023:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$3,213,316
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the ﬁrst $500 million of the fund’s aggregate average daily net assets, (b) 0.425% of the next $500 million of the fund’s aggregate average daily net assets, (c) 0.400% of the next $1 billion of the fund’s aggregate average daily net assets, (d) 0.350% of the next $500 million of the fund’s aggregate average daily net assets; and (e) 0.300% of the fund’s aggregate average daily net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and certain assets of Multi-Asset High Income Fund, a series of John Hancock Funds II, as defined in the advisory agreement. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
62	JOHN HANCOCK Bond Fund | ANNUAL REPORT

For the year ended May 31, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$146,058
Class C	11,133
Class I	426,898
Class R2	4,752
Class	Expense reduction
Class R4	$5,024
Class R6	840,571
Class NAV	291,599
Total	$1,726,035

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2023, were equivalent to a net annual effective rate of 0.30% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $60,499 for Class R4 shares for the year ended May 31, 2023.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,151,712 for the year ended May 31, 2023. Of this amount, $159,260 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $992,452 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2023, CDSCs received by the Distributor amounted to $31,010 and $9,886 for Class A and Class C shares, respectively.
ANNUAL REPORT | JOHN HANCOCK Bond Fund	63

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$5,271,634	$2,057,549
Class C	1,336,564	156,578
Class I	—	6,030,423
Class R2	281,413	5,314
Class R4	209,878	5,690
Class R6	—	940,262
Total	$7,099,489	$9,195,816
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2023 and 2022 were as follows:
	Year Ended 5-31-23		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	27,049,872	$367,649,995	26,471,650	$420,880,342
Distributions reinvested	4,564,919	61,903,870	4,739,752	75,056,680
Repurchased	(33,783,518)	(458,642,772)	(29,571,430)	(461,632,481)
Net increase (decrease)	(2,168,727)	$(29,088,907)	1,639,972	$34,304,541
Class C shares
Sold	1,062,035	$14,445,958	1,125,061	$18,041,512
Distributions reinvested	271,873	3,688,477	365,947	5,812,293
Repurchased	(4,267,223)	(57,882,550)	(4,677,838)	(73,548,592)
Net decrease	(2,933,315)	$(39,748,115)	(3,186,830)	$(49,694,787)
64	JOHN HANCOCK Bond Fund | ANNUAL REPORT

	Year Ended 5-31-23		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Class I shares
Sold	215,004,422	$2,927,581,229	153,870,329	$2,428,787,996
Distributions reinvested	14,161,580	192,054,975	14,566,680	230,704,012
Repurchased	(181,899,662)	(2,471,750,349)	(176,193,547)	(2,736,245,000)
Net increase (decrease)	47,266,340	$647,885,855	(7,756,538)	$(76,752,992)
Class R2 shares
Sold	1,408,307	$19,048,521	1,187,593	$19,052,306
Distributions reinvested	106,713	1,449,262	148,465	2,371,194
Repurchased	(1,478,642)	(20,205,654)	(3,573,485)	(57,315,979)
Net increase (decrease)	36,378	$292,129	(2,237,427)	$(35,892,479)
Class R4 shares
Sold	731,837	$9,961,223	2,382,827	$38,238,204
Distributions reinvested	159,703	2,169,935	180,798	2,850,493
Repurchased	(3,551,096)	(47,552,251)	(714,706)	(11,228,491)
Net increase (decrease)	(2,659,556)	$(35,421,093)	1,848,919	$29,860,206
Class R6 shares
Sold	190,337,568	$2,595,020,354	213,638,574	$3,417,996,846
Distributions reinvested	29,929,928	406,597,361	28,483,472	451,151,271
Repurchased	(168,175,944)	(2,289,073,857)	(142,198,884)	(2,211,545,432)
Net increase	52,091,552	$712,543,858	99,923,162	$1,657,602,685
Class NAV shares
Sold	10,851,713	$149,877,212	6,120,924	$96,971,135
Distributions reinvested	10,448,575	141,883,232	10,784,239	171,035,504
Repurchased	(26,395,605)	(360,308,349)	(27,916,110)	(440,881,933)
Net decrease	(5,095,317)	$(68,547,905)	(11,010,947)	$(172,875,294)
Total net increase	86,537,355	$1,187,915,822	79,220,311	$1,386,551,880
Affiliates of the fund owned 100% of shares of Class NAV on May 31, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $9,060,980,903 and $9,476,995,988, respectively, for the year ended May 31, 2023. Purchases and sales of U.S. Treasury obligations aggregated $14,127,236,248 and $12,638,698,242, respectively, for the year ended May 31, 2023.
ANNUAL REPORT | JOHN HANCOCK Bond Fund	65

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At May 31, 2023, funds within the John Hancock group of funds complex held 15.9% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	54,145,712	$92,648,841	$9,535,036,801	$(9,086,455,846)	$(17,098)	$(4,648)	$21,780,526	—	$541,208,050

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and ceased publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023 on a representative basis. The 1-, 3- and 6-month USD LIBOR maturities will continue to be published based on a synthetic methodology through September 30, 2024 and are permitted to be used in all legacy contracts except cleared derivatives. It is expected that market participants have or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. Uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined.
66	JOHN HANCOCK Bond Fund | ANNUAL REPORT

Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 11—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
ANNUAL REPORT | JOHN HANCOCK Bond Fund	67

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Sovereign Bond Fund and Shareholders of John Hancock Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Bond Fund (one of the funds constituting John Hancock Sovereign Bond Fund, referred to hereafter as the "Fund") as of May 31, 2023, the related statement of operations for the year ended May 31, 2023, the statement of changes in net assets for each of the two years in the period ended May 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2023 and the financial highlights for each of the five years in the period ended May 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 2023
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
68	JOHN HANCOCK BOND FUND | ANNUAL REPORT

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2023.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2023 Form 1099-DIV in early 2024. This will reflect the tax character of all distributions paid in calendar year 2023.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK BOND FUND	69

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Bond Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
70	JOHN HANCOCK BOND FUND | ANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
ANNUAL REPORT | JOHN HANCOCK BOND FUND	71

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	186
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	183
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[2] Born: 1944	2005	184
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	183
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2012	186
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Dean C. Garfield,* Born: 1968	2022	183
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
72	JOHN HANCOCK BOND FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	185
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	183
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Steven R. Pruchansky, Born: 1944	2005	183
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	183
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	183
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT | JOHN HANCOCK BOND FUND	73

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	184
President and Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Paul Lorentz,† Born: 1968	2022	183
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
74	JOHN HANCOCK BOND FUND | ANNUAL REPORT

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
ANNUAL REPORT | JOHN HANCOCK BOND FUND	75

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Jeffrey N. Given, CFA
Howard C. Greene, CFA
Connor Minnaar, CFA
Pranay Sonalkar
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
76	JOHN HANCOCK BOND FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2932939	21A 5/23
7/2023

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2023, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2023 and 2022. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	May 31, 2023	May 31, 2022
John Hancock Bond Fund	$66,887	$ 63,311

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were as follows:

Fund	May 31, 2023	May 31, 2022
John Hancock Bond Fund	$1,134	$776

Amounts billed to control affiliates were $121,890 and $119,500 for the fiscal years ended May 31, 2023 and 2022, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to the following for the fiscal years ended May 31, 2023 and 2022. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	May 31, 2023	May 31, 2022
John Hancock Bond Fund	$4,110	$3,914

(d) All Other Fees

The nature of the services comprising all other fees is advisory services provided to the investment manager. Other fees amounted to the following for the fiscal years ended May 31,

2023 and 2022:

Fund	May 31, 2023	May 31, 2022
John Hancock Bond Fund	$57	$ 305

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre- approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant for the fiscal year ended May 31, 2023, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,236,876 for the fiscal year ended May 31, 2023 and $950,647 for the fiscal year ended May 31, 2022.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

Peter S. Burgess – retired effective December 31, 2022

William H. Cunningham

Patricia Lizarraga, effective September 20, 2022

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	July 13, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
-------------------------------
Kristie M. Feinberg
President
Date:	July 13, 2023
By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	July 13, 2023